UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-1800
U.S. Global Investors Funds

7900 Callaghan Road
San Antonio, TX 78229
(Address of principal executive offices) (Zip code)

Susan B. McGee, Esq.
7900 Callaghan Road
San Antonio, TX 78229
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 210-308-1234

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1. Schedule of Investments

U.S. TREASURY SECURITIES CASH FUND
Portfolio of Investments (unaudited)				September 30, 2010

UNITED STATES GOVERNMENT OBLIGATIONS 28.39%	Coupon Rate		Maturity Date	Principal Amount	Value

United States Treasury Bills 28.39%
Yield	0.14%		10/07/10	$10,000,000	$9,999,775
Yield	0.12%		10/28/10	10,000,000	9,999,119
Yield	0.20%		01/06/11	10,000,000	9,994,611

Total United States Government Obligations					29,993,505
(cost $29,993,505)

REPURCHASE AGREEMENTS 71.55%

Joint Tri-Party Repurchase Agreements, 09/30/10, collateralized by U.S. Treasury securities held in joint tri-party repurchase accounts:

0.23% Credit Suisse Securities USA LLC, repurchase price $25,574,370	0.23%		10/01/10	25,574,207	25,574,207

0.19% Morgan Stanley, repurchase price $24,000,127	0.19%		10/01/10	24,000,000	24,000,000

0.20% UBS Financial Securities, Inc., repurchase price $26,000,144	0.20%		10/01/10	26,000,000	26,000,000

Total Repurchase Agreements					75,574,207
(cost $75,574,207)

Total Investments 99.94%					105,567,712
(cost $105,567,712)
Other assets and liabilities, net 0.06%					64,979

NET ASSETS 100%					$105,632,691

See notes to portfolios of investments.

U.S. GOVERNMENT SECURITIES SAVINGS FUND
Portfolio of Investments (unaudited)				September 30, 2010

UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS 99.90%	Coupon Rate		Maturity Date	Principal Amount	Value

Federal Farm Credit Bank 31.41%
Discount Notes:
Yield	0.01%		10/01/10	$45,000,000	$45,000,000
Yield	0.25%		01/11/11	1,600,000	1,598,890
Fixed Rates:
	3.75%		12/06/10	5,000,000	5,032,277
	0.45%		01/04/11	3,000,000	3,001,498
	3.50%		01/18/11	5,000,000	5,049,004
Variable Rates:
	0.56%		10/15/10	1,350,000	1,350,200
	0.26%		11/02/10	1,725,000	1,725,124
	0.33%		07/01/11	5,000,000	5,005,313
					67,762,306

Federal Home Loan Bank 54.59%
Discount Notes:
Yield	0.12%		10/01/10	20,000,000	20,000,000
Yield	0.10%		10/06/10	36,515,000	36,514,493
Yield	0.14%		10/12/10	7,400,000	7,399,683
Yield	0.08%		10/13/10	4,658,000	4,657,876
Yield	0.19%		10/22/10	2,392,000	2,391,735
Yield	0.16%		10/27/10	5,000,000	4,999,422
Yield	0.17%		11/19/10	9,915,000	9,912,774
Yield	0.23%		11/24/10	5,000,000	4,998,313
Yield	0.17%		12/01/10	4,154,000	4,152,803
Yield	0.18%		12/10/10	5,000,000	4,998,299
Fixed Rates:
	0.57%		12/29/10	3,000,000	3,002,311
	0.25%		01/27/11	3,000,000	2,999,750
	0.65%		05/19/11	2,000,000	1,999,874
Variable Rates:
	0.23%		11/08/10	1,250,000	1,249,777
	0.24%		05/06/11	3,500,000	3,498,823
	0.31%		07/22/11	5,000,000	5,000,000
					117,775,933

United States Treasury Bills 13.90%
Yield	0.14%		10/07/10	10,000,000	9,999,775
Yield	0.12%		10/28/10	10,000,000	9,999,119
Yield	0.20%		01/06/11	10,000,000	9,994,611
					29,993,505

Total Investments 99.90%					215,531,744
(cost $215,531,744)
Other assets and liabilities, net 0.10%					208,569

NET ASSETS 100%					$215,740,313

See notes to portfolios of investments.

NEAR-TERM TAX FREE FUND
Portfolio of Investments (unaudited)				September 30, 2010

MUNICIPAL BONDS 88.19%	Coupon Rate		Maturity Date	Principal Amount	Value

Alabama 4.80%
Alabama State Public School & College Authority	5.00%		12/01/16	$290,000	$345,515
Bessemer, Alabama Water Revenue	4.00%		01/01/16	300,000	307,545
Jasper Alabama Water Works & Sewer Board, Inc., Utilities Revenue, Series A	3.00%		06/01/15	90,000	93,370
Jasper Alabama Water Works & Sewer Board, Inc., Utilities Revenue, Series A	3.00%		06/01/16	90,000	92,406
Mountain Brook City Board of Education Capital Outlay	4.00%		02/15/15	200,000	221,386
University of Alabama at Birmingham, Hospital Revenue,
Series A	5.00%		09/01/15	300,000	330,336
					1,390,558
Alaska 1.14%
Alaska Municipal Bond Bank Authority, Series A	4.00%		02/01/16	300,000	330,621

Arizona 4.74%
Arizona Board Regents Certificates of Participation, Series B	4.50%		06/01/16	200,000	221,970
Arizona Health Facilities Authority Revenues, Series D	5.00%		01/01/14	250,000	273,565
Arizona School Facilities Board Certificates, Series A-1	5.00%		09/01/17	325,000	354,592
Arizona State Transportation Board Excise Tax Revenue	5.00%		07/01/17	175,000	207,576
Pima County Unified School District, GO Unlimited, Refunding	3.70%		07/01/12	300,000	313,659
					1,371,362
California 2.02%
San Diego, California Community College District, Capital Appreciation, Election 2002, GO Unlimited (ZCB)	4.34	%(1)	05/01/15	300,000	265,380
Vernon, California Electric Systems Revenue, Series A	3.75%		08/01/13	300,000	319,353
					584,733
Connecticut 1.68%
Connecticut State, Series D, GO Unlimited	5.38%		11/15/18	250,000	275,672
Connecticut State, Series E, GO Unlimited	5.13%		11/15/14	200,000	210,052
					485,724

District of Columbia 2.32%
District of Columbia Certifications of Participation	4.00%		01/01/14	250,000	266,085
Washington D.C. Convention Center Authority Dedicated Tax Revenue, Refunding, Series A	5.00%		10/01/13	110,000	120,535
Washington D.C. Convention Center Authority Dedicated Tax Revenue, Refunding, Series A	5.00%		10/01/16	250,000	284,562
					671,182
Florida 6.17%
Cape Coral, Florida Gas Tax Revenue, Series A	4.00%		10/01/16	255,000	266,179
Florida State Board of Education Lottery Revenue, Series A	4.00%		07/01/14	300,000	327,966
Fort Pierce, Florida Stormwater Utilities Revenue	4.50%		10/01/17	255,000	267,534
Orange County, Florida Tourist Development Tax Revenue, Refunding	5.00%		10/01/10	300,000	300,000
Orange County, Florida Tourist Development Tax Revenue, Refunding	5.00%		10/01/14	260,000	292,206
Reedy Creek, Florida Improvement District Utilities Revenue, Refunding, Series 2	5.00%		10/01/16	300,000	332,004
					1,785,889
Georgia 3.38%
Atlanta Downtown Development Authority	4.25%		12/01/16	250,000	277,530
Atlanta, Georgia Water & Wastewater Revenue, Series B	3.50%		11/01/13	400,000	422,816
Emanuel County Georgia Hospital Authority Revenue Anticipation Certificates	4.30%		07/01/17	250,000	279,495
					979,841
Illinois 12.31%
Aurora, Illinois, Series B, GO Unlimited	3.00%		12/30/15	200,000	215,364
Chicago Board of Education, Series A	5.25%		12/01/13	250,000	274,242
Chicago, Illinois Sales Tax Revenue	5.50%		01/01/15	350,000	403,077
Chicago, Illinois, Direct Access Bond, Series E-1 B, GO Unlimited	4.00%		01/01/19	200,000	210,666
Chicago, Illinois, Unrefunded Balance, Series B	5.13%		01/01/15	325,000	360,539
Dundee Township, GO Unlimited	5.00%		12/01/13	240,000	265,085
Illinois Finance Authority Revenue, Refunding	5.00%		07/01/16	390,000	431,282
Illinois State Sales Tax Revenue	5.00%		06/15/14	200,000	224,142
Illinois State Toll Highway Authority, Toll Highway Revenue, Series A	5.00%		01/01/16	200,000	228,354
Illinois State, Refunding, GO Unlimited	5.00%		01/01/16	300,000	331,632
Metropolitan Pier & Exposition Authority	5.38%		06/01/15	280,000	303,783
State of Illinois, First Series, Refunding	5.50%		08/01/19	300,000	318,078
					3,566,244
Indiana 4.37%
Hamilton Heights Independent School	5.25%		07/15/11	305,000	316,303
Indiana State Finance Authority Revenue, Refunding	4.00%		05/01/12	350,000	366,954
Noblesville Independent Redevelopment Authority Lease Rent Revenue	5.00%		01/15/24	250,000	256,130
Tippecanoe County, Indiana School Improvements	4.00%		01/15/15	300,000	326,016
					1,265,403
Iowa 1.81%
Ames, Iowa Hospital Revenue, Refunding	5.00%		06/15/15	300,000	307,419
Johnston Community School District, GO Unlimited	4.00%		06/01/16	200,000	215,384
					522,803
Kansas 0.77%
Kansas State Development Finance Authority Revenue	4.00%		10/01/15	200,000	224,050

Kentucky 1.10%
Louisville & Jefferson County Metropolitan Sewer District & Drain Systems, Series A	5.50%		05/15/15	300,000	318,711

Massachusetts 1.27%
New Bedford, Massachusetts, State Qualified Municipal Loan,
GO Limited	3.00%		03/01/15	345,000	367,435

Michigan 4.27%
Detroit, Michigan Sewer Disposal Revenue, Refunding,
Series C-1	5.25%		07/01/15	400,000	444,316
Michigan State Building Authority Revenue, Refunding, Series I	5.25%		10/15/14	300,000	333,459
Michigan State Grant Anticipation Bonds	5.00%		09/15/16	200,000	227,812
Michigan State Hospital Finance Authority Revenue, Trinity Health, Series A	6.00%		12/01/18	200,000	232,118
					1,237,705
Missouri 0.80%
Missouri State Health & Educational Facilities Authority Revenue, Series A	6.75%		05/15/13	200,000	231,760

Nevada 2.56%
Clark County Nevada School District, Refunding, Series A	5.50%		06/15/16	250,000	280,280
North Las Vegas, GO Limited	4.00%		03/01/16	200,000	203,022
Nye County School District, GO Limited	4.00%		05/01/15	230,000	257,478
					740,780
New Hampshire 0.42%
New Hampshire Health & Education Facilities Authority Revenue	5.00%		07/01/14	120,000	122,782

New Jersey 0.96%
New Jersey State Transportation Trust Fund Authority, Series D	4.00%		06/15/14	250,000	278,675

New York 3.20%
New York State Dormitory Authority Revenues, Nonconstruction
Supported Debt, Municipal Facilities Health Lease, Series 1	5.00%		01/15/17	300,000	342,378
New York, New York, Series G, GO Unlimited	5.00%		08/01/12	125,000	134,642
New York, New York, Subseries L-1, GO Unlimited	4.00%		04/01/15	300,000	332,991
Schenectady Metroplex Development Authority Revenue,
Series A	5.00%		12/15/12	110,000	118,081
					928,092
Pennsylvania 0.70%
Philadelphia, Pennsylvania	4.50%		08/01/12	195,000	202,147

Puerto Rico 1.84%
Commonwealth of Puerto Rico, GO Unlimited	6.00%		07/01/13	250,000	275,387
Commonwealth of Puerto Rico, Refunding, GO Unlimited	5.50%		07/01/11	250,000	258,238
					533,625
Rhode Island 0.98%
Rhode Island State Economic Development Corporation Revenue, Series A	5.00%		06/15/17	250,000	282,547

South Carolina 2.41%
Jasper County School District, GO Unlimited	4.00%		03/01/15	195,000	218,271
Piedmont Municipal Power Agency	5.00%		01/01/16	150,000	167,598
Spartanburg County School District	3.88%		04/01/12	300,000	312,579
					698,448
Tennessee 2.12%
Metropolitan Government of Nashville & Davidson County, Water & Sewer Revenue	6.50%		12/01/14	250,000	307,203
Tennessee State, GO Unlimited, Refunding, Series A	5.00%		05/01/11	300,000	308,091
					615,294
Texas 12.97%
Addison, Texas Certificates of Obligation, GO Unlimited	4.00%		02/15/20	250,000	269,998
Annetta, Texas Certificates of Obligation, GO Limited	4.00%		08/01/16	200,000	205,536
Grand Prairie Independent School District, Refunding, GO Unlimited (ZCB)	3.92	%(1)	08/15/16	400,000	340,828
Houston Texas, Public Improvement, Refunding, Series A	5.38%		03/01/16	180,000	205,261
Katy, Texas Independent School District, School Building, Series D, GO Unlimited	4.50%		02/15/19	325,000	362,599
Lewisville, Texas Independent School District, GO Unlimited, Refunding (ZCB)	4.04	%(1)	08/15/15	400,000	367,160
Lower Colorado River Authority Texas, Refunding	5.25%		05/15/19	240,000	260,446
North Texas Municipal Water District, Regional Solid Waste Disposal Systems Revenue	3.00%		09/01/12	300,000	307,278
Port Arthur, Texas, Refunding, GO Unlimited	2.85%		02/15/11	200,000	201,562
San Antonio Water System Revenue	5.00%		05/15/13	100,000	102,667
San Antonio, Texas Municipal Drain Utilities Systems Revenue	4.00%		02/01/16	300,000	315,780
San Patricio, Texas Municipal Water District, Refunding	4.00%		07/10/18	200,000	208,268
Texas Municipal Power Agency Revenue, Refunding	5.00%		09/01/17	250,000	292,345
Texas State Public Finance Authority Revenue	5.00%		10/15/21	300,000	316,323
					3,756,051
Utah 1.12%
Utah State, Refunding, Series B, GO Unlimited	5.38%		07/01/12	300,000	325,452

Virginia 2.33%
Virginia College Building Authority Educational Facilities Revenue, Prerefunded, Series A	5.00%		09/01/15	10,000	11,821
Virginia College Building Authority Educational Facilities Revenue, Unrefunded, Series A	5.00%		09/01/15	290,000	339,175
Virginia State Public Building Authority & Public Facilities Revenue, Refunding, Series A	5.00%		08/01/12	300,000	324,285
					675,281
Washington 2.25%
Clark County, Washington School District, GO Unlimited	5.13%		12/01/11	100,000	105,394
Energy Northwest, Washington Electric Revenue	5.00%		07/01/14	250,000	286,407
King County, Washington School District No. 401 Highline Public Schools, GO Unlimited	5.50%		12/01/13	240,000	259,841
					651,642
Wisconsin 1.38%
Chippewa Valley, Wisconsin, Technical College District Promissory Notes, Series A, GO Unlimited	4.00%		04/01/14	250,000	274,207
Wisconsin State, Refunding, Series 2, GO Unlimited	4.13%		11/01/16	120,000	125,674
					399,881

Total Municipal Bonds					25,544,718
(cost $24,466,532)

REPURCHASE AGREEMENT 9.93%

Joint Tri-Party Repurchase Agreement, Credit Suisse Securities USA LLC, 09/30/10, 0.23%, due 10/01/10, repurchase price $2,875,903, collateralized by U.S. Treasury securities held in a joint tri-party account (cost $2,875,885)	0.23%		10/01/10	2,875,885	2,875,885

Total Investments 98.12%					28,420,603
(cost $27,342,417)
Other assets and liabilities, net 1.88%					544,962

NET ASSETS 100%					$28,965,565

(1) Represents Yield

See notes to portfolios of investments.

TAX FREE FUND
Portfolio of Investments (unaudited)				September 30, 2010

MUNICIPAL BONDS 96.80%	Coupon Rate		Maturity Date	Principal Amount	Value

Alabama 6.57%
Alabama 21st Century Authority, Tobacco Settlement Revenue	5.75%		12/01/19	$275,000	$281,265
Alabama State, GO Unlimited, Series A	4.63%		09/01/22	375,000	394,500
Bessemer, Alabama Water Revenue	4.00%		01/01/16	200,000	205,030
Mountain Brook City Board of Education Capital Outlay	4.00%		02/15/15	195,000	215,851
University of Alabama at Birmingham, Hospital Revenue,
Series A	5.00%		09/01/15	300,000	330,336
					1,426,982
Arizona 1.28%
University of Arizona Certificates of Participation, Series C	5.00%		06/01/22	260,000	278,109

California 15.28%
Anaheim, California City School District, Capital Appreciation, Election 2002, GO Unlimited (ZCB)	4.60	%(1)	08/01/28	580,000	197,913
California State, GO Unlimited	5.00%		03/01/32	300,000	304,095
California State, GO Unlimited	4.75%		03/01/34	205,000	204,418
California State, GO Unlimited	5.00%		06/01/37	455,000	458,558
Campbell, California Union High School District, GO Unlimited	4.75%		08/01/34	300,000	301,542
Chaffey Community College District, Series C, GO Unlimited	5.00%		06/01/32	300,000	314,325
Imperial Community College District, GO Unlimited	5.00%		08/01/29	500,000	521,480
Los Angeles Unified School District, Election 2004, Series H, GO Unlimited	5.00%		07/01/32	200,000	210,854
San Diego, California Community College District, Capital Appreciation, Election 2002, GO Unlimited (ZCB)	4.34	%(1)	05/01/15	450,000	398,070
Santa Clara Valley Transportation Authority, Refunding, Series A	5.00%		04/01/27	370,000	406,697
					3,317,952
Colorado 0.72%
Colorado Health Facilities Authority Revenue	5.00%		09/01/16	150,000	155,949

District of Columbia 1.58%
District of Columbia Income Tax Revenue, Series A	5.25%		12/01/27	300,000	344,100

Florida 1.45%
Florida Board of Education, GO Unlimited, Refunding, Series C	4.50%		06/01/28	300,000	315,261

Georgia 2.36%
Atlanta Development Authority Revenue	5.25%		07/01/22	500,000	512,905

Guam 1.17%
Guam Education Financing Foundation Certificate of Participation,
Series A	4.25%		10/01/18	250,000	253,433

Illinois 11.58%
Chicago Board of Education, GO Unlimited	5.25%		12/01/19	300,000	353,940
Chicago Transit Authority	5.25%		06/01/15	250,000	283,678
Chicago, Illinois Water Revenue, Refunding	5.75%		11/01/30	225,000	278,023
Cook County, Illinois, Series A, Unrefunded	5.00%		11/15/28	325,000	326,713
Du Page County, Refunding	5.60%		01/01/21	490,000	587,618
Illinois Finance Authority, Refunding, Series A	5.00%		10/01/14	150,000	167,170
Illinois Regional Transportation Authority Revenue, Series A	7.20%		11/01/20	250,000	306,628
State of Illinois, First Series, Refunding	5.50%		08/01/19	200,000	212,052
					2,515,822
Indiana 1.51%
Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series 2007 L	5.25%		01/01/33	305,000	328,143

Kansas 6.50%
Kansas State Development Finance Authority, Hospital Revenue, Series Z	5.00%		12/15/12	500,000	508,730
Kansas State Development Finance Authority Revenue	4.00%		10/01/15	250,000	280,063
University of Kansas Hospital Authority Health Facilities Revenue	5.63%		09/01/27	570,000	623,272
					1,412,065
Kentucky 1.12%
Bowling Green, Kentucky, GO Unlimited, Series B	4.00%		09/01/16	215,000	242,412

Maryland 1.44%
Maryland Health & Higher Educational Facilities Authority Revenue	5.75%		07/01/21	300,000	311,895

Massachusetts 1.59%
Massachusetts Bay Transportation Authority,
Massachusetts Sales Tax Revenue, Refunding, Series A-1	5.25%		07/01/30	285,000	346,024

Michigan 4.34%
Detroit, Michigan Local Development Financing Authority, Refunding, Series A	5.38%		05/01/18	300,000	156,486
Detroit, Michigan Water Supply System Revenue, Series B	5.00%		07/01/16	430,000	476,926
Macomb County Building Authority, GO Limited	4.50%		11/01/23	300,000	308,787
					942,199
Missouri 3.20%
Kansas City Water Revenue	4.00%		12/01/22	250,000	284,593
St. Louis Airport Development Program, Prerefunded, Series A	5.00%		07/01/11	165,000	170,694
St. Louis Airport Development Program, Unrefunded, Series A	5.00%		07/01/11	235,000	240,628
					695,915
Nevada 1.21%
Nye County School District, GO Limited	4.00%		05/01/15	235,000	263,075

New Hampshire 2.34%
Manchester, New Hampshire School Facilities Revenue, Refunding	5.50%		06/01/26	300,000	380,601
New Hampshire Health & Education Facilities Authority Revenue	5.00%		07/01/14	125,000	127,898
					508,499
Ohio 1.97%
Ohio State Mental Health Facilities Revenue	5.50%		06/01/15	300,000	310,167
South Euclid Special Assessment, GO Limited Tax	6.70%		12/01/14	110,000	117,989
					428,156
Puerto Rico 2.46%
Commonwealth of Puerto Rico, GO Unlimited	6.00%		07/01/13	250,000	275,387
Commonwealth of Puerto Rico, Refunding, GO Unlimited	5.50%		07/01/11	250,000	258,238
					533,625
Rhode Island 2.55%
Rhode Island State Health & Educational Building Corporation Revenue	6.50%		08/15/32	500,000	553,230

South Carolina 1.15%
South Carolina Jobs Economic Development Authority Revenue	5.00%		11/01/23	250,000	250,625

Tennessee 1.10%
Memphis, Tennessee Sanitary Sewage System Revenue, Refunding	5.00%		05/01/20	200,000	237,828

Texas 17.67%
Baytown, Texas, GO Limited	4.50%		02/01/27	250,000	260,923
Dallas, Texas Waterworks & Sewer Systems Revenue, Refunding	4.50%		10/01/19	225,000	254,925
Duncanville, Texas Independent School District, GO Unlimited, Prerefunded, Series B	5.25%		02/15/32	495,000	525,942
Duncanville, Texas Independent School District, GO Unlimited, Unrefunded, Series B	5.25%		02/15/32	5,000	5,125
Forney, Texas, GO Limited	5.00%		02/15/27	500,000	540,640
Goose Creek, Texas Independent School District Schoolhouse, Series A	5.25%		02/15/18	370,000	440,507
Greenville, Texas Independent School District, GO Unlimited, Refunding	4.00%		08/15/17	120,000	132,788
Houston Community College System Revenue, Refunding	4.00%		04/15/17	300,000	318,789
North Texas Tollway Authority Revenue, Series F	5.75%		01/01/38	250,000	264,203
Prosper, Texas Independent School District, Capital Appreciation, School Building, GO Unlimited (ZCB)	6.00	%(1)	08/15/33	1,000,000	311,320
San Marcos, Texas Tax & Toll Revenue, GO Limited	5.10%		08/15/27	400,000	442,316
White Settlement, Texas Independent School District, GO Unlimited	4.13%		08/15/15	300,000	339,945
					3,837,423
Utah 2.74%
Utah State Building Ownership Authority, Lease Revenue, Refunding, Series C	5.50%		05/15/19	500,000	595,675

Washington 1.27%
Spokane County, Washington School District, No. 81, GO Unlimited	5.05%		06/01/22	255,000	276,507

Wisconsin 0.65%
Wisconsin State Health & Educational Facilities Authority	5.50%		12/01/26	140,000	140,172

Total Investments 96.80%					21,023,981
(cost $19,929,788)
Other assets and liabilities, net 3.20%					695,599

NET ASSETS 100%					$21,719,580

(1) Represents Yield

See notes to portfolios of investments.

ALL AMERICAN EQUITY FUND
Portfolio of Investments (unaudited)		September 30, 2010

COMMON STOCKS 89.32%	Shares	Value

Aerospace/Defense 0.82%
Raytheon Co.	3,000	$ 137,130

Agricultural Chemicals 1.14%
CF Industries Holdings, Inc.	2,000	191,000

Agricultural Operations 0.79%
The Andersons, Inc.	3,500	132,650

Applications Software 4.81%
Citrix Systems, Inc.	2,500	170,600	*
Intuit, Inc.	6,000	262,860	*
Red Hat, Inc.	9,000	369,000	*
		802,460
Cable/Satellite TV 1.99%
DIRECTV, Class A	8,000	333,040	*

Casino Hotels 2.09%
Las Vegas Sands Corp.	10,000	348,500	*

Chemicals - Diversified 1.07%
EI du Pont de Nemours & Co.	4,000	178,480

Chemicals - Specialty 3.70%
Eastman Chemical Co.	2,500	185,000
Ferro Corp.	12,500	161,125	*
Kraton Performance Polymers, Inc.	10,000	271,500	*
		617,625
Coatings/Paint 0.90%
Sherwin-Williams Co.	2,000	150,280

Commercial Services/Financial 1.06%
Western Union Co.	10,000	176,700

Computers 4.25%
Apple, Inc.	2,500	709,375	*

Computers - Peripheral Equipment 0.53%
Lexmark International, Inc., Class A	2,000	89,240	*

Data Processing/Management 1.02%
Dun & Bradstreet Corp.	2,300	170,522

Diversified Banking Institutions 1.21%
Bank of America Corp.	5,000	65,550
Citigroup, Inc.	35,000	136,500	*
		202,050
Diversified Manufacturing Operations 2.38%
3M Co.	3,000	260,130
Leggett & Platt, Inc.	6,000	136,560
		396,690
Electric - Integrated 4.03%
Duke Energy Corp.	9,000	159,390
Exelon Corp.	3,500	149,030
Integrys Energy Group, Inc.	4,000	208,240
TECO Energy, Inc.	9,000	155,880
		672,540
Electronic Components - Semiconductors 4.02%
ARM Holdings plc, Sponsored ADR	9,000	168,840
Entropic Communications, Inc.	20,000	192,000	*
Skyworks Solutions, Inc.	15,000	310,200	*
		671,040

Enterprise Software/Services 0.74%
Concur Technologies, Inc.	2,500	123,600	*

Financial Services 0.00%
Invictus Financial, Inc.	131,125	275	*

Food - Miscellaneous/Diversified 1.07%
Campbell Soup Co.	5,000	178,750

Gold Mining 3.82%
Agnico-Eagle Mines Ltd.	3,000	213,090
Eldorado Gold Corp.	12,000	221,880
Randgold Resources Ltd., Sponsored ADR	2,000	202,920
		637,890
Internet Security 1.24%
VeriSign, Inc.	6,500	206,310	*

Investment Management/Advisory Services 0.96%
Franklin Resources, Inc.	1,500	160,350

Life/Health Insurance 1.43%
Lincoln National Corp.	10,000	239,200

Medical - Biomedical/Gene 1.01%
Biogen Idec, Inc.	3,000	168,360	*

Medical - Drugs 3.98%
Bristol-Myers Squibb Co.	6,000	162,660
Medicis Pharmaceutical Corp., Class A	10,000	296,500
Pfizer, Inc.	12,000	206,040
		665,200
Medical Information Systems 1.51%
Cerner Corp.	3,000	251,970	*

Metal - Copper 0.82%
Freeport-McMoRan Copper & Gold, Inc.	1,600	136,624

Metal - Iron 0.98%
Mesabi Trust	4,500	163,350

Multi-line Insurance 3.18%
Assurant, Inc.	4,000	162,800
Cincinnati Financial Corp.	6,000	173,100
XL Group plc, Class A	9,000	194,940
		530,840
Non-hazardous Waste Disposal 0.82%
Republic Services, Inc., Class A	4,500	137,205

Oil Companies - Exploration & Production 1.59%
Concho Resources, Inc.	4,000	264,680	*

Oil Companies - Integrated 2.80%
Chevron Corp.	2,000	162,100
ConocoPhillips	3,000	172,290
Marathon Oil Corp.	4,000	132,400
		466,790
Oil Field Machinery & Equipment 2.13%
National-Oilwell Varco, Inc.	8,000	355,760

Property/Casualty Insurance 1.96%
Chubb Corp.	3,000	170,970
The Travelers Cos, Inc.	3,000	156,300
		327,270
Reinsurance 1.30%
Platinum Underwriters Holdings Ltd.	5,000	217,600

Retail - Auto Parts 1.10%
AutoZone, Inc.	800	183,128	*

Retail - Automobile 0.91%
AutoNation, Inc.	6,500	151,125	*

Retail - Convenience Stores 1.73%
The Pantry, Inc.	12,000	289,320	*

Retail - Discount 0.93%
Family Dollar Stores, Inc.	3,500	154,560

Retail - Restaurants 1.92%
Chipotle Mexican Grill, Inc., Class A	1,000	172,000	*
McDonald's Corp.	2,000	149,020
		321,020
Software Tools 1.78%
VMware, Inc., Class A	3,500	297,290	*

Telephone - Integrated 4.19%
AT&T, Inc.	6,500	185,900
Frontier Communications Corp.	21,320	174,184
Verizon Communications, Inc.	5,500	179,245
Windstream Corp.	13,000	159,770
		699,099
Tobacco 2.07%
Philip Morris International, Inc.	3,000	168,060
Reynolds American, Inc.	3,000	178,170
		346,230
Transportation - Marine 0.03%
Golar LNG Energy Ltd.	2,857	4,261	*

Transportation - Rail 1.82%
Canadian Pacific Railway Ltd.	5,000	304,650

Transportation - Services 1.02%
Ryder System, Inc.	4,000	171,080

Veterinary Diagnostics 1.22%
Neogen Corp.	6,000	203,100	*

Vitamins & Nutrition Products 1.21%
USANA Health Sciences, Inc.	5,000	201,800	*

Water 0.70%
American Water Works Co., Inc.	5,000	116,350

Wireless Equipment 1.54%
American Tower Corp., Class A	5,000	256,300	*

Total Common Stocks		14,910,659
(cost $13,233,609)

REAL ESTATE INVESTMENT TRUST (REIT) 0.88%

Omega Healthcare Investors, Inc.	6,500	145,925
(cost $150,775)

EXCHANGE-TRADED FUNDS (ETF) 2.77%

Energy Select Sector SPDR Fund	3,000	168,180
iShares iBoxx $ High Yield Corporate Bond Fund	1,500	134,535
SPDR Barclays Capital High Yield Bond ETF	4,000	160,040

Total Exchange-Traded Funds		462,755
(cost $453,187)

PURCHASED OPTIONS 0.23%	Contracts

Diversified Banking Institutions 0.07%
Citigroup, Inc., Strike Price 8, Call, Expiration Jan. 2012
(premium $30,300)	800	11,200

Electronic Components - Semiconductors 0.05%
NVIDIA Corp., Strike Price 9, Call, Expiration Oct. 2010
(premium $5,505)	30	8,250

Oil & Gas Drilling 0.11%
Transocean Ltd., Strike Price 55, Call, Expiration Oct. 2010 (premium $5,760)	20	19,180

Total Purchased Options		38,630
(cost $41,565)

MASTER LIMITED PARTNERSHIP 1.10%	Units

Oil Companies - Exploration & Production 1.10%
BreitBurn Energy Partners LP	10,000	182,700
(cost $168,221)

Total Investments 94.30%		15,740,669
(cost $14,047,357)
Other assets and liabilities, net 5.70%		952,106

NET ASSETS 100%		$ 16,692,775

See notes to portfolios of investments.

HOLMES GROWTH FUND
Portfolio of Investments (unaudited)		September 30, 2010

COMMON STOCKS 92.22%	Shares	Value

Applications Software 1.58%
Ebix, Inc.	25,000	$ 586,250	*

Brewery 1.67%
Compania de Bebidas das Americas, Sponsored ADR	5,000	618,900

Cable/Satellite TV 1.97%
DIRECTV, Class A	17,500	728,525	*

Computer Services 2.03%
Cognizant Technology Solutions Corp., Class A	11,700	754,299	*

Computer Software 0.73%
Smart Technologies, Inc., Class A	20,000	271,000	*

Computers 2.30%
Apple, Inc.	3,000	851,250	*

Computers - Integrated Systems 1.84%
Riverbed Technology, Inc.	15,000	683,700	*

Computers - Memory Devices 1.34%
NetApp, Inc.	10,000	497,900	*

Decision Support Software 1.25%
MSCI, Inc., Class A	14,000	464,940	*

Diversified Banking Institutions 2.82%
Bank of America Corp.	45,000	589,950
JPMorgan Chase & Co.	12,000	456,840
		1,046,790
E-Commerce/Products 1.36%
MercadoLibre, Inc.	7,000	505,260	*

Electronic Components - Semiconductors 5.25%
Altera Corp.	23,000	693,680
Broadcom Corp., Class A	15,000	530,850
Intel Corp.	37,500	721,125
		1,945,655
Finance - Consumer Loans 2.08%
World Acceptance Corp.	17,500	772,800	*

Finance - Investment Banker/Broker 0.98%
GMP Capital, Inc.	35,000	363,265

Finance - Other Services 1.13%
IntercontinentalExchange, Inc.	4,000	418,880	*

Financial Services 0.22%
MCO Capital, Inc., 144A (RS)	1,000,000	80,175	*+@

Footwear & Related Apparel 1.99%
Steven Madden Ltd.	18,000	739,080	*

Gold Mining 7.16%
Agnico-Eagle Mines Ltd.	6,000	426,180
Eldorado Gold Corp.	25,000	462,250
Endeavour Mining Corp.	95,000	255,734	*
Kinross Gold Corp.	15,113	283,460
Randgold Resources Ltd., Sponsored ADR	12,100	1,227,666
		2,655,290
Industrial Audio & Video Products 1.14%
Imax Corp.	25,000	421,500	*

Internet Content - Info/News 2.77%
Baidu, Inc., Sponsored ADR	10,000	1,026,200	*

Internet Infrastructure Software 2.33%
Akamai Technologies, Inc.	10,000	501,800	*
F5 Networks, Inc.	3,500	363,335	*
		865,135
Investment Management/Advisory Services 3.37%
Altisource Portfolio Solutions S.A.	22,500	700,650	*
Waddell & Reed Financial, Inc., Class A	20,000	547,200
		1,247,850
Machinery - General Industrial 1.39%
Altra Holdings, Inc.	35,000	515,550	*

Marine Services 0.90%
Aegean Marine Petroleum Network, Inc.	20,000	332,800

Medical - Biomedical/Gene 1.74%
Alexion Pharmaceuticals, Inc.	10,000	643,600	*

Medical - Drugs 2.60%
Medicis Pharmaceutical Corp., Class A	16,000	474,400
Valeant Pharmaceuticals International, Inc.	19,589	490,705
		965,105
Medical - Hospitals 0.37%
African Medical Investments plc	1,000,000	135,507	*

Metal - Copper 0.81%
Freeport-McMoRan Copper & Gold, Inc.	3,500	298,865

Oil - Field Services 2.57%
Core Laboratories N.V.	10,800	950,832

Oil Companies - Exploration & Production 10.82%
Alange Energy Corp.	1,500,000	619,534	*
Brigham Exploration Co.	55,000	1,031,250	*
Concho Resources, Inc.	16,000	1,058,720	*
Newfield Exploration Co.	9,000	516,960	*
Pacific Rubiales Energy Corp.	28,000	787,211	*
		4,013,675
Platinum 0.15%
Eastern Platinum Ltd.	41,000	56,579	*

Radio 7.91%
Newfoundland Capital Corp. Ltd., Class A	389,500	2,933,552

Retail - Apparel/Shoe 0.75%
Aeropostale, Inc.	12,000	279,000	*

Retail - Auto Parts 1.42%
Advance Auto Parts, Inc.	9,000	528,120

Retail - Discount 1.68%
Dollar Tree, Inc.	12,750	621,690	*

Retail - Major Department Store 1.38%
TJX Cos, Inc.	11,500	513,245

Retail - Restaurants 2.32%
Chipotle Mexican Grill, Inc., Class A	5,000	860,000	*

Retail - Vitamins/Nutritional Supplements 1.30%
Vitamin Shoppe, Inc.	17,500	480,375	*

Transportation - Truck 1.12%
J.B. Hunt Transport Services, Inc.	12,000	416,400

Vitamins & Nutrition Products 2.03%
Herbalife Ltd.	12,500	754,375

Web Hosting/Design 2.10%
Rackspace Hosting, Inc.	30,000	779,400	*

Wireless Equipment 1.55%
Aruba Networks, Inc.	27,000	576,180	*

Total Common Stocks		34,199,494
(cost $28,243,655)

WARRANTS 0.03%

Gold Mining 0.03%
Kinross Gold Corp., Warrants (September 2014)	935	3,998	*
Medoro Resources Ltd., Warrants (November 2011)	100,000	8,746	*
		12,744
Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2011)	500,000	0	*@

Total Warrants		12,744
(cost $21,891)

MASTER LIMITED PARTNERSHIP 1.21%	Units

Pipelines 1.21%
El Paso Pipeline Partners, L.P.
(cost $408,470)	14,000	448,980

CONVERTIBLE DEBENTURE 1.03%	Principal Amount

Metal & Mineral Mining 1.03%
Grupo Empresarial Ibiza S.A., 12.00%, maturity 05/03/11 (RS)	$ 380,000	380,000	@
(cost $380,000)

Total Securities		35,041,218
(cost $29,054,016)

REPURCHASE AGREEMENT 4.70%

Joint Tri-Party Repurchase Agreement, Credit Suisse Securities
USA LLC, 09/30/10, 0.23%, due 10/01/10, repurchase price
$1,743,015, collateralized by U.S. Treasury securities held in a
joint tri-party account (cost $1,743,004)	1,743,004	1,743,004

Total Investments 99.19%		36,784,222
(cost $30,797,020)
Other assets and liabilities, net 0.81%		300,667

NET ASSETS 100%		$ 37,084,889

See notes to portfolios of investments.

GLOBAL MEGATRENDS FUND
Portfolio of Investments (unaudited)		September 30, 2010

COMMON STOCKS 89.83%	Shares	Value

Airport Development/Maintenance 5.58%
Grupo Aeroportuario del Sureste S.A.B. de C.V., Sponsored ADR	16,000	$ 759,680
TAV Havalimanlari Holding A.S.	75,000	401,832	*
		1,161,512
Automotive - Cars & Light Trucks 2.99%
Tofas Turk Otomobil Fabrikasi A.S.	120,000	622,192

Building & Construction 1.87%
China Communications Construction Co., Ltd., H shares	150,000	142,862
China Railway Construction Corp., Ltd., H shares	130,000	174,915
Jasa Marga PT	200,000	71,709
		389,486
Building Products - Cement/Aggregates 2.34%
Akcansa Cimento A.S.	50,000	264,431
Semen Gresik Persero Tbk PT	200,000	221,849
		486,280
Cellular Telecommunications 4.59%
America Movil SAB de C.V., Series L, Sponsored ADR	9,000	479,970
China Mobile Ltd., Sponsored ADR	4,000	204,520
Vivo Participacoes S.A., Sponsored ADR	10,000	271,700
		956,190
Chemicals - Fibers 0.96%
Kolon Industries, Inc.	3,000	200,745	*

Diversified Operations 1.17%
Siam Cement PCL	20,000	242,624

Electric - Integrated 11.42%
CPFL Energia S.A., Sponsored ADR	12,500	879,875
Empresa Nacional de Electricdad S.A., Sponsored ADR	3,000	162,090
Enersis S.A., Sponsored ADR	7,000	164,570
FirstEnergy Corp.	10,000	385,400
NextEra Energy, Inc.	7,000	380,730
Polska Grupa Energetyczna S.A.	50,000	404,238
		2,376,903
Electric Products 2.32%
Zhuzhou CSR Times Electric Co., Ltd., H shares	150,000	482,331

Electronic Components - Miscellaneous 0.93%
Toshiba Corp.	40,000	193,603

Engineering/R&D Services 4.79%
McDermott International, Inc.	20,000	295,600	*
SNC-Lavalin Group, Inc.	10,000	511,176
URS Corp.	5,000	189,900	*
		996,676
Gold Mining 2.53%
Agnico-Eagle Mines Ltd.	3,500	248,605
Eldorado Gold Corp.	15,000	277,350
		525,955
Machinery - General Industrial 1.90%
Babcock & Wilcox Co.	10,000	212,800	*
FLSmidth & Co. A/S	2,500	182,660
		395,460
Marine Services 1.20%
Aegean Marine Petroleum Network, Inc.	15,000	249,600

Metal - Iron 1.82%
Novolipetsk Steel, Sponsored GDR	10,500	378,000

Metal Processors & Fabricators 0.11%
China Wind Systems, Inc.	5,000	22,150	*

Non-Ferrous Metals 1.50%
Cameco Corp.	6,000	166,380
Uranium Energy Corp.	44,400	145,632	*
		312,012
Oil Companies - Exploration & Production 0.71%
Pacific Rubiales Energy Corp.	5,233	147,124	*

Pipelines 2.08%
China Gas Holdings Ltd.	800,000	432,003

Platinum 0.09%
Eastern Platinum Ltd.	14,000	19,320	*

Power Converters/Power Supply Equipment 1.99%
China High Speed Transmission Equipment Group Co., Ltd.	190,000	413,342

Public Thoroughfares 7.80%
Compania de Concessoes Rodoviarias	36,000	927,819
EcoRodovias Infraestrutura e Logistica S.A.	105,000	694,358	*
		1,622,177
Real Estate Operating/Development 1.98%
LSR Group OJSC, GDR	28,600	243,100	*
PIK Group, Sponsored GDR	45,000	168,750	*
		411,850
Reinsurance 3.38%
Berkshire Hathaway, Inc., Class B	8,500	702,780	*

Steel - Producers 4.48%
Evraz Group S.A., Sponsored GDR	13,000	388,050	*
Mechel, Sponsored ADR	10,000	249,000
Severstal OAO, Sponsored GDR	20,000	296,000	*
		933,050
Steel Pipe & Tube 0.83%
OAO TMK, Sponsored GDR	10,000	172,500	*

Storage/Warehousing 2.90%
Westshore Terminals Income Fund	30,000	603,790

Telecommunication Services 0.99%
PT Telekomunikasi Indonesia Tbk, Sponsored ADR	5,000	206,450

Transportation - Marine 0.93%
China Shipping Development Co., Ltd., H shares	140,000	192,700

Transportation - Rail 2.66%
CSX Corp.	10,000	553,200

Transportation - Truck 1.50%
J.B. Hunt Transport Services, Inc.	9,000	312,300

Water 0.69%
Aqua America, Inc.	7,000	142,800

Water Treatment Systems 3.80%
Beijing Enterprises Water Group Ltd.	240,000	81,348	*
Hyflux Ltd.	300,000	709,452
		790,800
Web Hosting/Design 1.68%
Rackspace Hosting, Inc.	13,500	350,730	*

Wireless Equipment 3.32%
American Tower Corp., Class A	7,000	358,820	*
Crown Castle International Corp.	7,500	331,125	*
		689,945

Total Common Stocks		18,688,580
(cost $16,447,175)

WARRANTS 0.02%

Building Products - Cement/Aggregates 0.02%
Polaris Minerals Corp., Warrants (January 2011)	100,000	4,859	*
(cost $9,053)

MASTER LIMITED PARTNERSHIPS 4.51%	Units

Pipelines 4.51%
El Paso Pipeline Partners, L.P.	10,000	320,700
NuStar Energy L.P.	10,000	617,300

Total Master Limited Partnerships		938,000
(cost $767,484)

CONVERTIBLE DEBENTURES 3.22%	Principal Amount

Investment Companies 0.72%
Ronter, Inc., 8.00%, maturity (RS)	$ 150,000	150,000	@

Metal & Mineral Mining 2.50%
Grupo Empresarial Ibiza S.A., 12.00%, maturity 05/03/11 (RS)	520,000	520,000	@

Total Convertible Debentures		670,000
(cost $670,000)

Total Investments 97.58%		20,301,439
(cost $17,893,712)
Other assets and liabilities, net 2.42%		503,370

NET ASSETS 100%		$ 20,804,809

See notes to portfolios of investments.

GLOBAL RESOURCES FUND
Portfolio of Investments (unaudited)		September 30, 2010

COMMON STOCKS 87.50%	Shares	Value

Agricultural Chemicals 0.01%
Spur Ventures, Inc.	274,867	$ 80,136	*

Agricultural Operations 0.24%
Agriterra Ltd.	46,395,364	1,567,173	*+

Coal 3.65%
Alpha Natural Resources, Inc.	160,000	6,584,000	*
Coalcorp Mining, Inc.	779,661	68,192	*
Coalcorp Mining, Inc., 144A	4,953,000	433,207	*
Pacific Coal S.A., 144A (RS)	2,400,000	2,400,000	*@
Sable Mining Africa Ltd.	27,989,506	11,543,257	*
Xinergy Ltd.	185,000	431,487	*
Xinergy Ltd., 144A	1,185,000	2,763,848	*
		24,223,991
Diamonds/Precious Stones 0.06%
Diamond Fields International Ltd., 144A	1,800,000	306,122	*
Rockwell Diamonds, Inc., 144A	950,000	64,626
		370,748
Diversified Minerals 2.76%
Atacama Minerals Corp.	1,025,000	707,240	*
BHP Billiton Ltd., Sponsored ADR	200,000	15,264,000
Calibre Mining Corp.	550,000	66,812	*
Canada Zinc Metals Corp.	1,000,000	447,036	*
Lithium Americas Corp.	536,667	834,468	*
Lysander Minerals Corp.	500,000	116,618	*
Woulfe Mining Corp.	8,347,700	851,806	*
		18,287,980
Energy - Alternate Sources 0.38%
Infinity Bio-Energy Ltd.	682,400	0	*@
Magma Energy Corp.	2,250,000	2,536,443	*
		2,536,443
Finance - Investment Banker/Broker 0.08%
Aberdeen International, Inc.	274,750	120,153	*
Aberdeen International, Inc., 144A	1,000,000	437,318	*
		557,471
Finance - Other Services 1.03%
IntercontinentalExchange, Inc.	65,000	6,806,800	*

Forestry 0.58%
Prima Colombia Hardwood, Inc.	14,740,832	3,867,857	*+

Gold Mining 16.63%
Barrick Gold Corp.	348,800	16,145,952
Centamin Egypt Ltd.	2,650,000	7,262,391	*
Century Mining Corp., 144A	225,911	103,186	*
Chesapeake Gold Corp.	460,000	4,202,138	*
Corona Gold Ltd.	50,000	0	*@
Dundee Precious Metals, Inc., 144A	490,827	3,005,063	*
Eldorado Gold Corp.	375,000	6,933,750
Endeavour Mining Corp.	1,720,000	4,630,126	*
Euromax Resources Ltd.	540,840	102,492	*
Gammon Gold, Inc.	1,000,000	7,010,000	*
Gran Colombia Gold Corp, 144A	12,500,000	3,705,054	*
Kinross Gold Corp.	450,001	8,455,519
Medoro Resources Ltd.	2,386,966	4,384,223	*
Medoro Resources Ltd., 144A	1,958,333	3,596,938	*
Newmont Mining Corp.	182,700	11,475,387
NGEx Resources, Inc.	1,930,000	1,519,242	*
Novagold Resources, Inc.	450,000	3,933,000	*
Olympus Pacific Minerals, Inc.	265,000	133,916	*
Planet Exploration, Inc.	160,000	51,312	*
Randgold Resources Ltd., Sponsored ADR	225,000	22,828,500
Rusoro Mining Ltd., 144A	3,583,333	818,351	*
		110,296,540
Machinery - Construction & Mining 0.95%
Caterpillar, Inc.	80,000	6,294,400

Machinery - General Industrial 2.89%
Babcock & Wilcox Co.	190,000	4,043,200	*
FLSmidth & Co. A/S	85,000	6,210,429
Robbins & Myers, Inc.	331,800	8,885,604
		19,139,233
Machinery - Pumps 1.40%
Flowserve Corp.	85,000	9,300,700

Medical - Hospitals 0.05%
African Medical Investments plc	2,388,800	323,700	*

Metal - Copper 5.08%
Augusta Resource Corp.	803,000	2,762,320	*
Catalyst Copper Corp.	1,800,000	253,644	*
Continental Minerals Corp.	325,000	811,711	*
First Quantum Minerals Ltd.	115,000	8,745,141
Freeport-McMoRan Copper & Gold, Inc.	110,000	9,392,900	^
Los Andes Copper Ltd.	754,000	157,541	*
Lumina Copper Corp.	168,600	373,574	*
Quadra FNX Mining Ltd.	600,000	8,804,665	*
Revett Minerals, Inc.	4,898,000	2,379,981	*
Verona Development Corp.	708,800	0	*@
		33,681,477
Metal - Diversified 3.84%
Baja Mining Corp., 144A	1,381,050	1,395,813	*
Ivanhoe Mines Ltd.	500,000	11,729,835	*
Orsu Metals Corp., 144A	147,605	50,206	*
Peregrine Metals Ltd.	900,000	542,274	*
Rio Tinto plc, Sponsored ADR	200,000	11,746,000
Savant Explorations Ltd.	54,191	10,533	*
		25,474,661
Metal - Iron 1.98%
Cliffs Natural Resources, Inc.	105,000	6,711,600
Consolidated Thompson Iron Mines Ltd.	750,000	6,428,571	*
		13,140,171
Mining Services 0.24%
Bounty Mining Ltd.	22,000,000	265,801	*@
Natasa Mining Ltd.	1,038,350	1,321,395	*
		1,587,196
Natural Resource Technology 0.00%
I-Pulse, Inc. (RS)	15,971	7,500	*@

Non-Ferrous Metals 0.79%
Anfield Nickel Corp., 144A	200,000	796,890	*
GoviEx Uranium, Inc. (RS)	750,000	2,062,500	*@
Sterling Group Ventures, Inc.	500,000	10,000	*
Toledo Mining Corp. plc	426,200	157,357	*
Uranium Energy Corp.	416,200	1,365,136	*
Uranium North Resources Corp., 144A	12,500	1,154	*
Western Uranium Corp.	1,000,000	855,199	*
		5,248,236
Oil - Field Services 6.27%
Acergy S.A., Sponsored ADR	460,000	8,487,000
CARBO Ceramics, Inc.	135,000	10,935,000
Core Laboratories N.V.	90,000	7,923,600
Oceaneering International, Inc.	135,000	7,271,100	*
Oil States International, Inc.	150,000	6,982,500	*
		41,599,200
Oil & Gas Drilling 1.25%
ENSCO International plc, Sponsored ADR	185,000	8,275,050

Oil Companies - Exploration & Production 35.99%
Africa Oil Corp.	1,819,380	2,988,097	*
Alange Energy Corp.	11,950,000	4,935,617	*
Alange Energy Corp., 144A	14,286,000	5,900,437	*
Anadarko Petroleum Corp.	360,000	20,538,000
Apache Corp.	155,000	15,152,800
Atlas Energy, Inc.	430,000	12,315,200	*
Bankers Petroleum Ltd.	1,000,000	7,900,875	*
BNK Petroleum, Inc.	1,000,000	2,332,362	*
Canadian Natural Resources Ltd.	683,100	23,635,260
Cimarex Energy Co.	125,000	8,272,500
Gran Tierra Energy, Inc.	702,500	5,423,300	*
HRT Participacoes Em Petroleo (RS)	7,083	10,001,196	*@
Ivanhoe Energy, Inc.	1,000,000	2,128,280	*
Lundin Petroleum AB	400,000	3,368,252	*
Niko Resources Ltd.	90,000	8,856,560
NiMin Energy Corp.	1,900,000	2,178,815	*
Noble Energy, Inc.	185,000	13,891,650
Occidental Petroleum Corp.	295,000	23,098,500
Pacific Rubiales Energy Corp.	1,016,000	28,564,509	*
Petroamerica Oil Corp.	10,000	2,818	*
Petroamerica Oil Corp., 144A	8,000,000	2,254,616	*
Petromanas Energy, Inc.	2,000,000	670,554	*
Pioneer Natural Resources Co.	185,000	12,030,550
Range Energy Resources, Inc.	15,000,000	1,457,726	*+
Royalite Petroleum Co., Inc.	2,266,333	7,366	*
Shamaran Petroleum Corp.	14,750,000	8,600,583	*
Southwestern Energy Co.	365,000	12,205,600	*
		238,712,023
Oil Refining & Marketing 0.06%
Value Creation, Inc. (RS)	336,880	411,327	*@

Platinum 0.55%
Anooraq Resources Corp., 144A	350,000	312,925	*
Eastern Platinum Ltd.	2,422,000	3,342,313	*
Ivanhoe Nickel and Platinum Ltd. (RS)	15,000	20,013	*@
Osmium Holdings S.A. (RS)	104	0	*@
		3,675,251
Precious Metals 0.74%
Fortress Minerals Corp.	3,431,425	416,840	*
Greystar Resources Ltd.	1,000,000	4,033,042	*
TVI Pacific, Inc.	4,850,000	424,198	*
		4,874,080

Total Common Stocks		580,339,344
(cost $539,532,233)

REAL ESTATE INVESTMENT TRUST (REIT) 0.65%

Plum Creek Timber Co., Inc.	121,485	4,288,420
(cost $4,255,542)

EXCHANGE-TRADED FUNDS (ETF) 2.54%

ETFS Platinum Trust	40,000	6,600,480	*
SPDR Gold Trust	80,000	10,232,800	*

Total Exchange-Traded Funds		16,833,280
(cost $15,567,532)

WARRANTS 4.19%

Coal 0.23%
Coalcorp Mining, Inc., Warrants (February 2011)	1,228,071	5,967	*
Coalcorp Mining, Inc., 144A, Warrants (August 2011)	885,500	4,303	*
Coalcorp Mining, Inc., 144A, Warrants (June 2013)	3,803,000	27,719	*
Western Coal Corp., Warrants (June 2012)	425,000	1,404,276	*
Xinergy Ltd., 144A, Warrants (December 2011)	592,500	47,503	*
		1,489,768

Diversified Minerals 0.00%
Lithium Americas Corp., 144A, Warrants (December 2049)	283,333	0	*@

Finance - Investment Banker/Broker 0.01%
Aberdeen International, Inc., 144A, Warrants (July 2012)	500,000	34,013	*

Gold Mining 1.72%
Chesapeake Gold Corp., Warrants (February 2012)	53,800	195,018	*
Dundee Precious Metals, Inc., 144A, Warrants (November 2015)	625,000	2,247,327	*
Goldcorp, Inc., Warrants (June 2011)	1,304,041	6,589,906	*
Gran Colombia Gold Corp., Warrants (August 2015)	6,250,000	819,971	*
Medoro Resources Ltd., 144A, Warrants (November 2011)	1,250,000	109,329	*
New Gold, Inc., Warrants (November 2012)	269,000	62,741	*
New Gold, Inc., Warrants (June 2017)	122,570	196,541	*
New Gold, Inc., 144A, Warrants (June 2017)	700,000	1,122,449	*
Rusoro Mining Ltd., 144A, Warrants (November 2011)	216,667	0	*@
Rusoro Mining Ltd., 144A, Warrants (November 2012)	3,150,000	84,184	*
		11,427,466

Gold/Mineral Royalty Companies 0.05%
Franco-Nevada Corp., 144A, Warrants (June 2017)	44,000	346,356	*

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2011)	1,162,500	0	*@

Metal - Diversified 0.01%
Baja Mining Corp., 144A, Warrants (April 2011)	1,055,500	0	*@
Orsu Metals Corp., 144A, Warrants (March 2011)	660,000	3,207	*
Peregrine Metals Ltd., 144A, Warrants (September 2011)	450,000	32,799	*
		36,006

Mining Services 0.00%
Bounty Mining Ltd., Warrants (December 2011)	5,500,000	0	*@

Natural Resource Technology 0.00%
I-Pulse, Inc., Warrants (December 2010) (RS)	15,971	0	*@

Non-Ferrous Metals 0.00%
Denison Mines Corp., Warrants (March 2011)	231,050	22,454	*

Oil & Gas Drilling 0.01%
Vantage Drilling Co., Warrants (May 2011)	2,461,400	50,459	*

Oil Companies - Exploration & Production 1.73%
Africa Oil Corp., Warrants (April 2012)	2,050,000	378,523	*@
Foothills Resources, Inc., Warrants (September 2011)	633,334	0	*@
Gran Tierra Energy, Inc., Warrants (June 2012)	1,550,000	10,338,500	*@
HRT Participacoes Em Petroleo, Warrants (November 2013) (RS)	3,543	0	*@
Petroamerica Oil Corp., 144A, Warrants (October 2014)	8,000,000	777,454	*
Range Energy Resources, Inc., 144A, Warrants (October 2011)	15,000,000	0	*@
		11,494,477

Silver Mining 0.43%
Silver Wheaton Corp., Warrants (September 2013)	226,144	2,876,552	*

Total Warrants		27,777,551
(cost $25,969,783)

PURCHASED OPTIONS 0.08%	Contracts

Metal - Copper 0.01%
Freeport-McMoRan Copper & Gold, Inc., Strike Price 60,
Put, Expiration Nov. 2010 (premium $1,188,175)	1,500	49,500

Oil Companies - Exploration & Production 0.07%
Pacific Rubiales Energy Corp., Strike Price 25, Call, Expiration Jan. 2011 (premium $260,132)	1,000	451,895

Total Purchased Options		501,395
(cost $1,448,307)

CONVERTIBLE DEBENTURES 1.23%	Principal Amount

Investment Companies 0.49%
Ronter, Inc., 8.00%, maturity (RS)	$ 3,250,000	3,250,000	@

Metal & Mineral Mining 0.74%
Grupo Empresarial Ibiza S.A., 12.00%, maturity 05/03/11 (RS)	4,900,000	4,900,000	@

Total Convertible Debentures		8,150,000
(cost $8,150,000)

Total Securities		637,889,990
(cost $594,923,397)

REPURCHASE AGREEMENT 1.90%

Joint Tri-Party Repurchase Agreement, Credit Suisse Securities
USA LLC, 09/30/10, 0.23%, due 10/01/10, repurchase price
$12,615,848, collateralized by U.S. Treasury securities held in a
joint tri-party account (cost $12,615,767)	12,615,767	12,615,767

Total Investments 98.09%		650,505,757
(cost $607,539,164)
Other assets and liabilities, net 1.91%		12,699,140

NET ASSETS 100%		$ 663,204,897

CALL OPTIONS WRITTEN	Shares Subject
	To Call	Value
Freeport-McMoRan Copper & Gold, Inc., Strike Price 90,
Expiration Oct. 2010 (premiums received $38,180)	28,000	$ 22,120

See notes to portfolios of investments.

WORLD PRECIOUS MINERALS FUND
Portfolio of Investments (unaudited)		September 30, 2010

COMMON STOCKS 82.32%	Shares	Value

Agricultural Operations 0.13%
Agriterra Ltd.	28,741,944	$ 970,864	*+

Coal 1.07%
Sable Mining Africa Ltd.	18,621,041	7,679,573	*

Diamonds/Precious Stones 1.08%
Diagem, Inc.	406,350	0	*@
Diamond Fields International Ltd.	448,600	76,293	*
Diamonds North Resources Ltd.	1,757,400	315,956	*
Diamonds North Resources Ltd., 144A	1,046,800	188,200	*
Lucara Diamond Corp.	1,450,000	1,197,765	*
Olivut Resources Ltd.	675,000	577,260	*
Petra Diamonds Ltd.	4,000,000	5,200,341	*
Rockwell Diamonds, Inc.	1,000,000	68,027	*
Rockwell Diamonds, Inc., 144A	2,575,000	175,170	*
		7,799,012
Diversified Minerals 4.56%
Aldridge Minerals, Inc.	1,300,000	1,193,877	*
Amarc Resources Ltd.	695,545	351,490	*
Azumah Resources Ltd.	3,750,000	2,301,597	*
Calibre Mining Corp.	900,000	109,329	*
Erdene Resource Development Corp.	675,000	314,869	*
Golden Alliance Resources Corp.	97,000	74,470	*
Grayd Resource Corp.	2,510,000	2,683,188	*
Gryphon Minerals Ltd.	333,333	470,387	*
Helio Resource Corp.	493,500	225,408	*
Kings Minerals NL	20,949,517	3,258,377	*
Linear Metals Corp.	1,004,410	214,743	*
Mindoro Resources Ltd., 144A	2,984,000	739,475	*
Mines Management, Inc.	825,400	1,818,114	*
Moss Lake Gold Mines Ltd.	3,182,000	773,081	*+
New Pacific Metals Corp.	657,700	709,472	*
North American Tungsten Corp.	1,100,000	283,285	*
Pelangio Exploration, Inc.	1,475,000	903,061	*
Roca Mines, Inc.	1,000,000	223,518	*
Rochester Resources Ltd.	1,125,000	147,595	*+
Rochester Resources Ltd., 144A	6,630,000	869,825	*+
Rubicon Minerals Corp.	3,409,200	14,014,496	*
Strongbow Exploration, Inc.	880,500	222,478	*
Valley High Ventures Ltd.	850,000	644,315	*
Wallbridge Mining Co., Ltd.	1,541,000	321,978	*
		32,868,428
Finance - Investment Banker/Broker 1.04%
Aberdeen International, Inc.	1,386,000	606,122	*
Aberdeen International, Inc., 144A	1,000,000	437,318	*
GMP Capital, Inc.	625,000	6,486,881
		7,530,321
Financial Services 0.00%
Invictus Financial, Inc.	1,027,000	4,905	*

Gold Mining 59.25%
African Gold Group, Inc.	1,475,000	960,398	*
Agnico-Eagle Mines Ltd.	214,800	15,257,244
Almaden Minerals Ltd.	100,000	283,771	*
Ampella Mining Ltd.	600,000	1,513,617	*
Andean Resources Ltd.	2,237,000	13,652,190	*
Argonaut Gold Ltd., 144A	500,000	1,749,271	*
AuEx Ventures, Inc.	1,002,600	5,349,149	*
Barrick Gold Corp.	141,600	6,554,664	*
Belo Sun Mining Corp., 144A	930,500	434,053	*
Canaco Resources, Inc.	650,000	2,172,984	*
Candente Gold Corp.	460,000	348,688	*+
Candente Gold Corp., 144A	4,875,000	3,695,335	*+
Canyon Resources Ltd.	250,000	111,153	*
Centamin Egypt Ltd.	7,425,000	20,348,397	*
Centamin Egypt Ltd., 144A	1,500,000	4,110,787	*
Centerra Gold, Inc.	445,500	7,186,881
Century Mining Corp., 144A	2,634,809	1,203,460	*
Chesapeake Gold Corp.	1,414,000	12,917,007	*
Claude Resources, Inc.	2,050,000	3,107,872	*
Corona Gold Ltd.	812,500	0	*@
Crown Gold Corp., Class A	16,500	1,764	*
Crystallex International Corp.	2,150,000	815,925	*
DRDGOLD Ltd., Sponsored ADR	100,400	521,076
Dundee Precious Metals, Inc.	198,000	1,212,245	*
Dundee Precious Metals, Inc., 144A	1,549,920	9,489,306	*
Eastmain Resources, Inc.	680,000	1,110,204	*
Eldorado Gold Corp.	228,325	4,220,351
Elissa Resources Ltd. (RS)	36,250	0	*@
Endeavour Mining Corp.	2,475,000	6,662,536	*
Entree Gold, Inc.	755,000	2,186,492	*
Extorre Gold Mines Ltd.	1,000,000	4,379,907	*
Golden Arrow Resources Corp., 144A	1,000,000	369,291	*
Golden Odyssey Mining, Inc.	2,656,500	206,531	*
Golden Predator Corp.	3,320,000	2,193,975	*+
Gran Colombia Gold Corp.	90,000	26,676	*
Gran Colombia Gold Corp., 144A	28,075,000	8,321,550	*
Gran Colombia Gold Corp., 144A (RS)	9,225,000	2,679,643	*@
Grandview Gold, Inc.	1,100,000	74,830	*
Great Basin Gold Ltd.	1,675,000	4,069,485	*
Greenock Resources, Inc.	126,200	8,585	*
Guyana Goldfields, Inc.	700,000	7,102,041	*
IAMGOLD Corp.	237,300	4,202,583
Kaminak Gold Corp., Class A	100,000	306,122	*
Kilo Goldmines Ltd.	1,100,000	384,840	*
Kingsgate Consolidated Ltd.	500,000	5,605,990
Kinross Gold Corp.	2,124,146	39,847,436
Klondex Mines Ltd.	2,634,000	4,914,752	*+
Lake Shore Gold Corp.	3,088,000	10,803,499	*
Leyshon Resources Ltd.	1,750,000	316,184	*
Malbex Resources, Inc.	475,000	258,503	*
Malbex Resources, Inc., 144A	1,333,333	725,623	*
Medoro Resources Ltd.	2,337,207	4,292,829	*+
Medoro Resources Ltd., 144A	6,621,967	12,162,797	*+
Mirasol Resources Ltd.	866,800	2,611,351	*
New Gold, Inc.	7,100	47,783	*
Newcrest Mining Ltd., Sponsored ADR	131,198	5,051,123
Newmont Mining Corp.	95,200	5,979,512	*
NGEx Resources, Inc.	3,000,000	2,361,516	*
Novagold Resources, Inc.	460,000	4,020,400	*
Olympus Pacific Minerals, Inc.	3,760,000	1,900,097	*
Pacific Rim Mining Corp.	5,400,713	1,035,456	*
Pan African Resources plc	12,900,000	1,720,493	*
Perseus Mining Ltd.	1,500,000	4,212,130	*
Planet Exploration, Inc.	1,020,500	327,274	*
PMI Gold Corp.	9,000,000	2,711,370	*
Premier Gold Mines Ltd.	1,000,000	5,510,204	*
Queenston Mining, Inc.	386,100	1,771,032	*
Radius Gold, Inc.	2,145,000	1,459,184	*
Rainy River Resources Ltd.	950,000	7,893,586	*
Randgold Resources Ltd., Sponsored ADR	624,700	63,382,062	*
Reunion Gold Corp.	2,000,000	583,090	*
Romarco Minerals, Inc.	6,150,000	13,447,522	*
Romarco Minerals, Inc., 144A	13,395,706	29,290,902	*
Rusoro Mining Ltd., 144A	7,225,000	1,650,024	*
Rye Patch Gold Corp.	200,000	46,647	*
Rye Patch Gold Corp., 144A	3,600,000	839,650	*
San Gold Corp.	2,615,000	8,310,058	*
SEMAFO, Inc.	221,000	2,087,580	*
St Andrew Goldfields Ltd.	475,000	664,723	*
Strikepoint Gold, Inc.	953,500	305,787	*
TriStar Gold, Inc.	1,116,666	309,281	*
Ventana Gold Corp.	750,000	7,616,618	*
VG Gold Corp.	2,300,000	1,184,645	*
VG Gold Corp., 144A	2,406,501	1,239,500	*
Victoria Gold Corp.	950,000	1,144,801	*
Virginia Mines, Inc.	673,000	4,937,950	*
Wesdome Gold Mines Ltd.	400,000	1,045,675
		427,129,518
Medical - Hospitals 0.08%
African Medical Investments plc	4,494,200	608,997	*

Metal - Copper 0.72%
Augusta Resource Corp.	604,000	2,077,760	*
Catalyst Copper Corp.	1,564,000	220,389	*
Continental Minerals Corp.	543,600	1,357,679	*
Revett Minerals, Inc.	3,200,500	1,555,151	*
Verona Development Corp.	48,500	0	*@
		5,210,979
Metal - Diversified 1.79%
Avion Gold Corp., 144A	3,900,000	2,653,061	*
Baja Mining Corp., 144A	685,450	692,777	*
Breakwater Resources Ltd., 144A	45,000	202,478	*
Candente Copper Corp.	300,000	141,399	*
Carnavale Resources Ltd.	3,500,000	431,323	*
Dalradian Resources, Inc.	95,200	231,293	*
Dia Bras Exploration, Inc.	1,404,000	402,507	*
First Point Minerals Corp.	2,400,000	1,795,918	*
Imperial Metals Corp.	177,000	3,932,187	*
Inca Pacific Resources, Inc.	337,000	85,151	*
Odyssey Resources Ltd.	414,900	84,673	*
Orsu Metals Corp.	295,800	100,612	*
Orsu Metals Corp., 144A	1,800,000	612,245	*
Prophecy Resource Corp., 144A	133,400	59,635	*
Robust Resources Ltd.	355,792	663,709	*
South American Silver Corp.	663,700	412,797	*
Temex Resources Corp.	950,000	406,220	*
		12,907,985
Mining Services 1.03%
Argent Minerals Ltd.	4,250,000	801,028	*
Energold Drilling Corp.	675,000	2,059,767	*
Major Drilling Group International, Inc.	100,000	2,878,523
Natasa Mining Ltd.	1,306,449	1,662,575	*
		7,401,893
Non-Ferrous Metals 0.09%
Continental Precious Minerals, Inc.	252,000	134,694	*
Farallon Mining Ltd., 144A	700,000	302,721	*
Toledo Mining Corp. plc	432,900	159,830	*
Uranium North Resources Corp.	517,035	47,734	*
		644,979
Oil Companies - Exploration & Production 2.63%
Alange Energy Corp.	2,800,000	1,156,463	*
Atlas Energy, Inc.	300,000	8,592,000	*
Big Sky Energy Corp.	2,000,000	0	*@
Pacific Rubiales Energy Corp.	328,200	9,227,236	*
		18,975,699
Platinum 1.43%
Anooraq Resources Corp., 144A	650,000	581,147	*
Eastern Platinum Ltd.	3,418,000	4,716,774	*
Ivanhoe Nickel and Platinum Ltd. (RS)	135,000	180,118	*@
Osmium Holdings S.A. (RS)	891	0	*@
Pacific North West Capital Corp.	1,291,666	144,355	*
Platinum Group Metals Ltd.	2,000,000	4,684,159	*
		10,306,553
Precious Metals 4.34%
Atikwa Resources, Inc.	1,729,000	126,020	*
Atikwa Resources, Inc., 144A	1,333,333	97,182	*
Coeur d'Alene Mines Corp.	270,000	5,378,400	*
ECU Silver Mining, Inc.	900,000	655,977	*
Fortress Minerals Corp.	4,000,000	485,909	*
Fortress Minerals Corp., 144A	1,400,000	170,068	*
Greystar Resources Ltd.	3,025,000	12,199,951	*
Kria Resources, Inc.	200,000	39,845	*
North American Palladium Ltd.	993,700	4,113,918	*
Sabina Gold & Silver Corp.	1,000,000	4,596,696	*
Solitario Exploration & Royalty Corp.	944,522	2,083,639	*
TVI Pacific, Inc.	15,361,428	1,343,565	*
		31,291,170
Silver Mining 3.06%
Fortuna Silver Mines, Inc.	1,241,600	3,861,147	*
MAG Silver Corp.	525,000	4,000,000	*
Polymetal, Sponsored GDR	224,000	3,449,600	*
Silvercorp Metals, Inc.	1,304,500	10,725,043
		22,035,790
Wireless Equipment 0.02%
Active Control Technology, Inc.	4,575,000	111,152	*

Total Common Stocks		593,477,818
(cost $438,105,954)

EXCHANGE-TRADED FUNDS (ETF) 2.95%

ETFS Platinum Trust	8,400	1,386,101	*
SPDR Gold Trust	118,000	15,093,380	*
Sprott Physical Gold Trust	417,000	4,778,820	*

Total Exchange-Traded Funds		21,258,301
(cost $19,298,540)

WARRANTS 6.43%

Coal 0.00%
Coalcorp Mining, Inc., Warrants (February 2011)	113,214	550	*

Diversified Minerals 0.05%
Golden Alliance Resources Corp., 144A, Warrants (October 2010)	100,000	37,901	*@
Mines Management, Inc., Warrants (April 2012)	871,800	305,130	*
Rochester Resources Ltd., 144A, Warrants (November 2011)	6,630,000	0	*@
		343,031

Gold Mining 5.33%
Agnico-Eagle Mines Ltd., Warrants (December 2013)	29,450	889,390	*
Agnico-Eagle Mines Ltd., 144A, Warrants (December 2013)	110,000	3,322,000	*
Argonaut Gold Ltd., 144A, Warrants (December 2012)	250,000	148,202	*
Candente Gold Corp., 144A, Warrants (December 2011)	2,437,500	426,385	*@
Chesapeake Gold Corp., Warrants (February 2012)	194,699	705,760	*
Crystallex International Corp., 144A, Warrants (December 2049)	162,500	0	*@
Dundee Precious Metals, Inc., 144A, Warrants (November 2015)	1,125,000	4,045,190	*
Endeavour Mining Corp., Warrants, Warrants (February 2014)	1,100,500	973,231	*
Goldcorp, Inc., Warrants (June 2011)	3,586,402	18,123,703	*
Golden Arrow Resources Corp., 144A, Warrants (October 2010)	1,000,000	19,436	*@
Gran Colombia Gold Corp., Warrants (August 2015)	12,500,000	1,639,942	*
Kinross Gold Corp., Warrants (September 2011)	1,347,500	1,767,857	*
Kinross Gold Corp., Warrants (September 2013)	933,771	2,586,246	*
Kinross Gold Corp., Warrants (September 2014)	119,020	508,929	*
Lake Shore Gold Corp., Warrants (December 2010)	73,000	163,168	*@
Malbex Resources, Inc., 144A, Warrants (April 2011)	666,666	0	*@
Medoro Resources Ltd., Warrants (November 2011)	16,000	1,400	*
Medoro Resources Ltd., 144A, Warrants (November 2011)	5,000,000	437,318	*
New Gold, Inc., Warrants (April 2012)	2,525,100	110,427	*
New Gold, Inc., Warrants (November 2012)	326,000	76,035	*
New Gold, Inc., Warrants (June 2017)	1,142,430	1,831,885	*
New Gold, Inc., 144A, Warrants (June 2017)	300,000	481,050	*
Rusoro Mining Ltd., Warrants (November 2012)	225,750	6,033	*
Rusoro Mining Ltd., 144A, Warrants (November 2011)	600,000	0	*@
Rusoro Mining Ltd., 144A, Warrants (November 2012)	6,105,000	163,156	*
Rye Patch Gold Corp., 144A, Warrants (December 2049)	1,800,000	0	*@
Timberline Resources Corp., 144A, Warrants (August 2011)	428,571	0	*@
		38,426,743

Gold/Mineral Royalty Companies 0.16%
Franco-Nevada Corp., Warrants (March 2012)	71,900	366,138	*
Franco-Nevada Corp., Warrants (June 2017)	57,700	454,198	*
Franco-Nevada Corp., 144A, Warrants (June 2017)	37,000	291,254	*
Gold Wheaton Gold Corp., Warrants (July 2013)	1,200	321	*
Gold Wheaton Gold Corp., 144A, Warrants (July 2013)	125,000	33,406	*
		1,145,317

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2011)	2,125,000	0	*@

Metal - Diversified 0.02%
Avion Gold Corp., 144A, Warrants (May 2011)	1,950,000	94,752	*@
Baja Mining Corp., 144A, Warrants (April 2011)	527,750	0	*@
Carnavale Resources Ltd., Warrants (February 2013)	3,500,000	74,424	*
Orsu Metals Corp., Warrants (March 2011)	3,927,000	19,082	*
Orsu Metals Corp., 144A, Warrants (March 2011)	185,000	899	*
Orsu Metals Corp., 144A, Warrants (April 2012)	900,000	0	*@
		189,157

Non-Ferrous Metals 0.00%
Denison Mines Corp., Warrants (March 2011)	206,295	20,048	*

Precious Metals 0.00%
Fortress Minerals Corp., 144A, Warrants (December 2010)	1,400,000	0	*@

Silver Mining 0.87%
Hecla Mining Co., 144A, Warrants (August 2014)	315,250	1,204,255	*@
Silver Wheaton Corp., Warrants (September 2013)	397,695	5,058,680	*
		6,262,935

Total Warrants		46,387,781
(cost $56,328,839)

SPECIAL WARRANTS 0.00%

Gold/Mineral Exploration & Development 0.00%
Miocene Metals Ltd., Special Warrants (October 2011) (RS)	256,833	0	*@
Western Exploration & Development Ltd., 144A, Special Warrants
(December 2049) (RS)	600,000	0	*@

Total Special Warrants		0
(cost $300,000)

PURCHASED OPTIONS 0.43%	Contracts

Exchange-Traded Fund 0.32%
Market Vectors Gold Miners ETF, Strike Price 55, Put, Expiration
Oct. 2010 (premium $1,254,374)	9,883	929,002
Market Vectors Junior Gold Miners ETF, Strike Price 34, Put
Expiration Oct. 2010 (premium $1,425,884)	11,000	1,375,000
		2,304,002

Gold Mining 0.11%
Barrick Gold Corp., Strike Price 47, Call, Expiration
Oct. 2010 (premium $672,108)	6,000	468,000	*
Yamana Gold, Inc., Strike Price 11, Call, Expiration
Oct. 2010 (premium $208,273)	6,000	342,000
		810,000

Total Purchased Options		3,114,002
(cost $3,560,639)

Total Securities		664,237,902
(cost $517,593,972)

REPURCHASE AGREEMENT 5.29%	Principal Amount
Joint Tri-Party Repurchase Agreement, Credit Suisse Securities
USA LLC, 09/30/10, 0.23%, due 10/01/10, repurchase price
$38,117,368, collateralized by U.S. Treasury securities held in a
joint tri-party account (cost $38,117,125)	$38,117,125	38,117,125

Total Investments 97.42%		702,355,027
(cost $555,711,097)
Other assets and liabilities, net 2.58%		18,597,345

NET ASSETS 100%		$ 720,952,372

See notes to portfolios of investments.

GOLD & PRECIOUS METALS FUND
Portfolio of Investments (unaudited)		September 30, 2010

COMMON STOCKS 77.28%	Shares	Value

Diamonds/Precious Stones 0.50%
Petra Diamonds Ltd.	1,000,000	$ 1,300,085	*

Finance - Investment Banker/Broker 0.96%
Aberdeen International, Inc.	52,250	22,850	*
GMP Capital, Inc.	240,000	2,490,962
		2,513,812
Gold Mining 61.72%
Agnico-Eagle Mines Ltd.	160,000	11,364,800
Alamos Gold, Inc.	100,000	1,704,567
Allied Nevada Gold Corp.	50,000	1,325,000	*
Barrick Gold Corp.	197,600	9,146,904
Centamin Egypt Ltd.	3,500,000	9,591,837	*
Centamin Egypt Ltd., 144A	1,000,000	2,740,525	*
Centerra Gold, Inc.	223,500	3,605,539
Century Mining Corp., 144A	509,512	232,722	*
Claude Resources, Inc.	3,395,000	5,146,939	*
DRDGOLD Ltd., Sponsored ADR	502,155	2,606,184
Dundee Precious Metals, Inc.	619,669	3,793,892	*
Dundee Precious Metals, Inc., 144A	1,035,301	6,338,578	*
Eldorado Gold Corp.	120,800	2,233,592
Endeavour Mining Corp.	1,575,000	4,239,796	*
Golden Star Resources Ltd.	100,000	494,000	*
Gran Colombia Gold Corp.	125,000	37,050	*
Gran Colombia Gold Corp., 144A	13,525,000	4,008,868	*
Gran Colombia Gold Corp., 144A (RS)	3,075,000	893,214	*@
Great Basin Gold Ltd.	500,000	1,214,772	*
Harmony Gold Mining Co., Ltd., Sponsored ADR	200,000	2,258,000
IAMGOLD Corp.	166,700	2,952,257
Jaguar Mining, Inc.	250,000	1,625,000	*
Kingsgate Consolidated Ltd.	350,000	3,924,193
Kinross Gold Corp.	1,185,863	22,254,709
Lake Shore Gold Corp.	375,000	1,311,953	*
Medoro Resources Ltd.	1,643,349	3,018,396	*
New Gold, Inc.	140,900	946,907	*
Newcrest Mining Ltd., Sponsored ADR	97,746	3,763,221
Newmont Mining Corp.	162,100	10,181,501
Pan African Resources plc	8,600,000	1,146,995	*
Randgold Resources Ltd., Sponsored ADR	245,900	24,949,014
Richmont Mines, Inc.	659,000	3,321,360	*
Rusoro Mining Ltd., 144A	930,000	212,391	*
San Gold Corp.	1,305,000	4,147,085	*
SEMAFO, Inc.	530,000	5,006,414	*
		161,738,175
Gold/Mineral Royalty Companies 3.11%
Franco-Nevada Corp.	101,000	3,177,230
Royal Gold, Inc.	100,000	4,984,000
		8,161,230
Medical - Hospitals 0.10%
African Medical Investments plc	1,912,000	259,090	*

Mining Services 0.63%
Major Drilling Group International, Inc.	57,000	1,640,758

Oil Companies - Exploration & Production 0.65%
Canadian Natural Resources Ltd.	49,500	1,712,700

Platinum 0.92%
Eastern Platinum Ltd.	1,737,000	2,397,026	*

Precious Metals 1.92%
Coeur d'Alene Mines Corp.	180,000	3,585,600	*
North American Palladium Ltd.	347,800	1,439,892	*
		5,025,492
Silver Mining 6.77%
First Majestic Silver Corp.	545,000	3,739,262	*
Fortuna Silver Mines, Inc.	1,000,800	3,112,303	*
Polymetal, Sponsored GDR	144,000	2,217,600	*
Silver Wheaton Corp.	100,000	2,665,000	*
Silvercorp Metals, Inc.	730,000	6,001,749
		17,735,914

Total Common Stocks		202,484,282
(cost $144,022,335)

EXCHANGE-TRADED FUNDS (ETF) 4.69%

ETFS Platinum Trust	5,600	924,067	*
SPDR Gold Trust	70,700	9,043,237	*
Sprott Physical Gold Trust	203,000	2,326,380	*

Total Exchange-Traded Funds		12,293,684
(cost $11,354,128)

WARRANTS 9.83%

Diversified Minerals 0.01%
Mines Management, Inc., Warrants (April 2012)	44,000	15,400	*

Gold Mining 6.59%
Agnico-Eagle Mines Ltd., Warrants (December 2013)	21,350	644,770	*
Agnico-Eagle Mines Ltd., 144A, Warrants (December 2013)	70,000	2,114,000	*
Crystallex International Corp., 144A, Warrants (December 2049)	62,500	0	*@
Dundee Precious Metals, Inc., Warrants (June 2012)	35,000	9,354	*
Dundee Precious Metals, Inc., Warrants (November 2015)	370,900	1,333,654	*
Dundee Precious Metals, Inc., 144A, Warrants (November 2015)	750,000	2,696,793	*
Endeavour Mining Corp., Warrants, Warrants (February 2014)	407,000	359,932	*
Goldcorp, Inc., Warrants (June 2011)	968,984	4,896,712	*
Gran Colombia Gold Corp., Warrants (August 2015)	6,260,000	821,283	*
Kinross Gold Corp., Warrants (September 2011)	916,500	1,202,405	*
Kinross Gold Corp., Warrants (September 2013)	768,434	2,128,316	*
Kinross Gold Corp., Warrants (September 2014)	50,435	215,660	*
Medoro Resources Ltd., Warrants (November 2011)	117,000	10,233	*
New Gold, Inc., Warrants (April 2012)	3,078,400	134,624	*
New Gold, Inc., Warrants (November 2012)	1,082,500	252,478	*
New Gold, Inc., Warrants (June 2017)	257,300	412,580	*
Rusoro Mining Ltd., Warrants (November 2012)	638,750	17,071	*
Rusoro Mining Ltd., 144A, Warrants (November 2012)	930,000	24,854	*
		17,274,719

Gold/Mineral Royalty Companies 0.33%
Franco-Nevada Corp., Warrants (March 2012)	94,700	482,243	*
Franco-Nevada Corp., Warrants (June 2017)	28,700	225,919	*
Franco-Nevada Corp., 144A, Warrants (June 2017)	17,000	133,819	*
Gold Wheaton Gold Corp., 144A, Warrants (July 2013)	125,000	33,406	*
		875,387

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2011)	912,500	0	*@

Silver Mining 2.90%
Hecla Mining Co., 144A, Warrants (August 2014)	169,750	648,445	*@
Silver Wheaton Corp., Warrants (September 2013)	546,006	6,945,196	*
		7,593,641

Total Warrants		25,759,147
(cost $19,063,603)

PURCHASED OPTIONS 0.53%	Contracts

Exchange-Traded Fund 0.32%
Market Vectors Gold Miners ETF, Strike Price 55, Put
Expiration Oct. 2010 (premium $458,806)	3,617	339,998
Market Vectors Junior Gold Miners ETF, Strike Price 34,
Put, Expiration Oct. 2010 (premium $518,534)	4,000	500,000
		839,998

Gold Mining 0.21%
Barrick Gold Corp., Strike Price 47, Call,
Expiration Oct. 2010 (premium $448,072)	4,000	312,000
Yamana Gold, Inc., Strike Price 11, Call,
Expiration Oct. 2010 (premium $138,849)	4,000	228,000
		540,000

Total Purchased Options		1,379,998
(cost $1,564,261)

NOTES 1.24%	Principal Amount

Gold Mining 1.24%
Barrick Gold Corp., 6.95%, maturity 04/01/19	$ 1,700,000	2,164,515
Newmont Mining Corp., 6.25%, maturity 10/01/39	950,000	1,092,992

Total Notes		3,257,507
(cost $3,239,656)

Total Securities		245,174,618
(cost $179,243,983)

REPURCHASE AGREEMENT 4.49%

Joint Tri-Party Repurchase Agreement, Credit Suisse Securities
USA LLC, 09/30/10, 0.23%, due 10/01/10, repurchase price
$11,764,184, collateralized by U.S. Treasury securities held in a
joint tri-party account (cost $11,764,108)	11,764,108	11,764,108

Total Investments 98.06%		256,938,726
(cost $191,008,091)
Other assets and liabilities, net 1.94%		5,093,214

NET ASSETS 100%		$ 262,031,940

See notes to portfolios of investments.

EASTERN EUROPEAN FUND
Portfolio of Investments (unaudited)		September 30, 2010

COMMON STOCKS 96.85%	Shares	Value

Agricultural Operations 0.45%
Kernel Holding S.A.	85,000	$ 1,930,024	*

Airport Development/Maintenance 0.94%
TAV Havalimanlari Holding A.S.	750,000	4,018,320	*

Appliances 1.94%
Arcelik	1,500,000	8,244,037

Automotive - Cars & Light Trucks 2.56%
Tofas Turk Otomobil Fabrikasi A.S.	2,100,000	10,888,351

Building Products - Cement/Aggregates 0.75%
Akcansa Cimento A.S.	600,000	3,173,177

Cellular Telecommunications 2.26%
Mobile TeleSystems, Sponsored ADR	452,500	9,606,575

Commercial Banks - Non US 28.43%
Albaraka Turk Katilim Bankasi A.S.	2,000,000	3,733,149
Bank Pekao S.A.	120,000	7,100,836
National Bank of Greece S.A., Sponsored ADR	1,000,000	2,270,000	*
OTP Bank Nyrt. plc	250,000	6,563,850	*
Powszechna Kasa Oszczednosci Bank Polski S.A.	400,000	6,060,481
Sberbank RF	13,437,095	37,816,567	@
Turkiye Garanti Bankasi A.S.	3,100,082	18,002,550
Turkiye Halk Bankasi A.S.	1,000,000	9,263,740
Turkiye Is Bankasi, Class C	2,696,185	11,463,213
VTB Bank OJSC, Sponsored GDR	3,250,000	18,703,750
		120,978,136
Diversified Minerals 0.03%
Lysander Minerals Corp.	500,000	116,618	*

Diversified Operations 1.22%
Haci Omer Sabanci Holding A.S.	1,001,729	5,193,894

Electric - Integrated 1.85%
Polska Grupa Energetyczna S.A.	975,000	7,882,650

Finance - Investment Banker/Broker 1.18%
Turkiye Sinai Kalkinma Bankasi A.S.	3,000,000	5,039,751

Food - Meat Products 0.68%
Cherkizovo Group, Sponsored GDR	150,000	2,880,000	*

Food - Retail 5.27%
BIM Birlesik Magazalar A.S.	100,000	2,886,277
Magnit OJSC, Sponsored GDR	260,000	6,552,000
X5 Retail Group N.V., Sponsored GDR	325,000	13,000,000	*
		22,438,277
Food - Wholesale/Distribution 0.96%
Eurocash S.A.	450,000	4,079,368

Gold Mining 2.65%
Centerra Gold, Inc.	225,000	3,629,738
Dundee Precious Metals, Inc., 144A	493,552	3,021,747	*
Eldorado Gold Corp.	249,200	4,607,708
		11,259,193
Investment Companies 0.12%
Vostok Nafta Investment Ltd.	130,000	505,386	*

Medical - Drugs 2.65%
Pharmstandard, Sponsored GDR	400,000	8,940,000	*
Richter Gedeon Nyrt.	10,000	2,319,556
		11,259,556
Metal - Aluminum 0.69%
United Co. RUSAL plc	2,500,000	2,957,779	*

Metal - Copper 1.61%
Kazakhmys plc	300,000	6,843,712

Metal - Diversified 0.38%
Orsu Metals Corp.	677,740	230,524	*
Orsu Metals Corp., 144A	4,025,000	1,369,047	*
		1,599,571
Metal Processors & Fabricators 0.25%
VSMPO-AVISMA Corp.	11,434	1,065,786	@

Oil - Field Services 0.46%
Eurasia Drilling Co., Ltd., Sponsored GDR	85,000	1,976,250

Oil Companies - Exploration & Production 8.38%
Alliance Oil Co., Ltd.	300,000	4,033,000	*
BNK Petroleum, Inc.	500,000	1,166,181	*
Gazprom OAO, Sponsored ADR	528,901	11,080,476
NovaTek OAO, Sponsored GDR	218,477	18,767,174
Tethys Petroleum Ltd.	400,000	633,625	*
		35,680,456
Oil Companies - Integrated 11.75%
Lukoil OAO, Sponsored ADR	121,810	6,918,808
MOL Hungarian Oil & Gas Nyrt.	100,000	10,509,562	*
Rosneft Oil Co. OJSC, Sponsored GDR	3,417,309	22,793,451
TNK-BP Holding	4,426,500	9,782,565
		50,004,386
Real Estate Operating/Development 1.31%
LSR Group OJSC, GDR	477,100	4,055,350	*
PIK Group, Sponsored GDR	400,000	1,500,000	*
		5,555,350

Silver Mining 1.36%
Polymetal, Sponsored GDR	375,000	5,775,000	*

Steel - Producers 10.55%
Evraz Group S.A., Sponsored GDR	300,000	8,955,000	*
Magnitogorsk Iron & Steel Works, Sponsored GDR	400,000	5,188,000
Mechel, Sponsored ADR	700,000	17,430,000
Novolipetsk Steel, Sponsored GDR	350,000	12,600,000
Severstal OAO, Sponsored GDR	50,000	740,000	*
		44,913,000
Steel Pipe & Tube 2.23%
OAO TMK, Sponsored GDR	550,000	9,487,500	*

Telecommunication Services 3.17%
Sistema JSFC, Sponsored GDR	300,000	8,100,000
VimpelCom Ltd., Sponsored ADR	363,157	5,392,882	*
		13,492,882
Television 0.77%
CTC Media, Inc.	150,000	3,291,000

Total Common Stocks		412,135,985
(cost $307,655,272)

PREFERRED STOCK 0.29%

Steel - Producers 0.29%
Mechel, Preferred Stock, Class Sponsored, ADR	150,000	1,234,500
(cost $1,118,690)

WARRANTS 0.42%

Gold Mining 0.42%
Dundee Precious Metals, Inc., 144A, Warrants (November 2015)	500,000	1,797,862	*

Metal - Diversified 0.00%
Orsu Metals Corp., 144A, Warrants (April 2012)	2,012,500	0	*@

Total Warrants		1,797,862
(cost $0)

PURCHASED OPTION 0.16%	Contracts

Exchange-Traded Fund 0.16%
Market Vectors Russia ETF, Strike Price 26, Call, Expiration
Jan. 2011, (premium $662,410)	1,000	690,000

Total Securities		415,858,347
(cost $309,436,372)

REPURCHASE AGREEMENT 2.31%	Principal Amount
Joint Tri-Party Repurchase Agreement, Credit Suisse Securities
USA LLC, 09/30/10, 0.23%, due 10/01/10, repurchase price
$9,810,066, collateralized by U.S. Treasury securities held in a
joint tri-party account (cost $9,810,003)	$ 9,810,003	9,810,003

Total Investments 100.03%		425,668,350
(cost $319,246,375)
Other assets and liabilities, net (0.03%)		(136,993)

NET ASSETS 100%		$ 425,531,357

See notes to portfolios of investments.

GLOBAL EMERGING MARKETS FUND
Portfolio of Investments (unaudited)		September 30, 2010

COMMON STOCKS 93.46%	Shares	Value

Airport Development/Maintenance 0.81%
TAV Havalimanlari Holding A.S.	20,000	$ 107,155	*

Appliances 1.04%
Arcelik	25,000	137,401

Automotive - Cars & Light Trucks 1.18%
Tofas Turk Otomobil Fabrikasi A.S.	30,000	155,548

Brewery 2.64%
Compania de Bebidas das Americas, Sponsored ADR	2,800	346,584

Broadcast Services/Programming 1.08%
Grupo Televisa S.A., Sponsored ADR	7,500	141,900

Building & Construction 0.27%
Jasa Marga PT	100,000	35,854

Building Products - Cement/Aggregates 1.65%
Akcansa Cimento A.S.	20,000	105,773
Semen Gresik Persero Tbk PT	100,000	110,924
		216,697

Casino Hotels 1.36%
Genting Bhd	25,000	80,335
Genting Singapore plc	70,000	99,004	*
		179,339
Cellular Telecommunications 5.99%
America Movil SAB de C.V., Series L, Sponsored ADR	4,000	213,320
China Mobile Ltd.	10,000	102,459
MTN Group Ltd.	7,954	143,726
Tim Participacoes S.A., Sponsored ADR	5,000	164,950
Vivo Participacoes S.A., Sponsored ADR	6,000	163,020
		787,475
Chemicals - Fiber 2.04%
Kolon Industries, Inc.	4,000	267,661	*

Commercial Banks - Non US 13.25%
Axis Bank Ltd.	4,000	137,460
Banco do Brasil S.A.	8,334	158,103
Banco Santander Chile, Sponsored ADR	1,000	96,550
Bank Negara Indonesia Persero Tbk PT	160,000	65,883
Credicorp Ltd.	1,000	113,900
Itau Unibanco Banco Multiplo S.A.	9,337	223,109
National Bank of Greece S.A., Sponsored ADR	50,000	113,500	*
Sberbank RF	90,000	253,291	@
State Bank of India Ltd., Sponsored GDR	1,500	214,950
Turkiye Is Bankasi, Class C	58,835	250,145
VTB Bank OJSC, Sponsored GDR	20,000	115,100
		1,741,991
Computer Services 0.86%
VanceInfo Technologies, Inc., Sponsored ADR	3,500	113,190	*

E-Commerce/Products 1.48%
MercadoLibre, Inc.	2,700	194,886	*

Electric - Integrated 2.18%
CPFL Energia S.A., Sponsored ADR	1,200	84,468
Polska Grupa Energetyczna S.A.	25,000	202,119
		286,587
Electronic Components - Semiconductors 2.96%
Samsung Electronics Co., Ltd.	208	141,737
Samsung Techwin Co., Ltd.	2,500	247,753
		389,490
Finance - Other Services 1.74%
BM&F BOVESPA S.A.	3,700	30,913
Bolsa de Valores de Colombia	3,000,000	66,378
Bolsa Mexicana de Valores S.A.	17,000	28,408
Bursa Malaysia Bhd	14,000	36,870
Hong Kong Exchanges & Clearing Ltd.	1,600	31,508
Singapore Exchange Ltd.	5,000	34,294
		228,371
Food - Dairy Products 1.06%
China Mengniu Dairy Co., Ltd.	45,000	139,190

Food - Meat Products 1.08%
Marfrig Alimentos S.A.	14,000	142,509

Food - Retail 3.18%
Compania Brasileira de Distribuicao Grupo Pao de Acucar, Class A,
Sponsored ADR	2,000	138,040
X5 Retail Group N.V., Sponsored GDR	7,000	280,000	*
		418,040
Gas - Distribution 0.66%
Perusahaan Gas Negara PT	200,000	86,274

Gold Mining 6.68%
Centamin Egypt Ltd.	50,000	137,026	*
Eldorado Gold Corp.	6,000	110,940
Randgold Resources Ltd., Sponsored ADR	5,000	507,300
Zhaojin Mining Industry Co., Ltd., H shares	40,000	123,209
		878,475
Insurance Brokers 0.62%
CNinsure, Inc., Sponsored ADR	3,500	81,795

Internet Content - Entertainment 1.42%
NCSoft Corp.	900	187,064

Internet Content - Info/News 2.73%
Baidu, Inc., Sponsored ADR	3,500	359,170	*

Investment Companies 0.59%
Vostok Nafta Investment Ltd.	20,000	77,752	*

Medical - Drugs 0.85%
Pharmstandard, Sponsored GDR	5,000	111,750	*

Metal - Copper 0.78%
Freeport-McMoRan Copper & Gold, Inc.	1,200	102,468

Metal - Diversified 0.63%
Orsu Metals Corp.	42,083	14,314	*
Orsu Metals Corp., 144A	200,000	68,027	*
		82,341
Multimedia 2.42%
Naspers Ltd., Class N	6,500	317,682

Oil Companies - Exploration & Production 2.89%
Alange Energy Corp.	100,000	41,302	*
Niko Resources Ltd.	800	78,725
OGX Petroleo e Gas Participacoes S.A.	20,000	260,385
		380,412
Oil Companies - Integrated 3.94%
Ecopetrol S.A., Sponsored ADR	2,500	104,375
PetroChina Co., Ltd., H shares, Sponsored ADR	900	104,778
TNK-BP Holding	140,000	309,400
		518,553
Patient Monitoring Equipment 2.32%
Opto Circuits India Ltd.	46,048	305,092

Pipelines 1.64%
China Gas Holdings Ltd.	400,000	216,002

Platinum 0.71%
Eastern Platinum Ltd.	68,000	93,839	*

Power Converters/Power Supply Equipment 0.74%
China High Speed Transmission Equipment Group Co., Ltd.	45,000	97,897

Property/Casualty Insurance 2.15%
Powszechny Zaklad Ubezpieczen S.A.	2,000	282,107

Real Estate Operating/Development 0.92%
LSR Group OJSC, GDR	14,300	121,550	*

Retail - Apparel/Shoe 3.06%
Lojas Renner S.A.	11,769	402,966

Retail - Hypermarkets 1.88%
Grupo Comercial Chedraui S.A. de CV	30,000	86,290	*
Wal-Mart de Mexico SAB de CV, Series V	63,800	160,477
		246,767
Retail - Miscellaneous/Diversified 0.78%
Pricesmart, Inc.	3,500	101,955

Schools 0.52%
New Oriental Education & Technology Group, Inc.,
Sponsored ADR	700	68,306	*

Steel - Producers 0.95%
Mechel, Sponsored ADR	5,000	124,500

Sugar 2.11%
Cosan Ltd., Class A	12,500	144,875
Sao Martinho S.A.	12,500	132,702
		277,577
Telecommunication Services 1.57%
PT Telekomunikasi Indonesia Tbk, Sponsored ADR	5,000	206,450

Telephone - Integrated 0.46%
Philippine Long Distance Telephone Co., Sponsored ADR	1,000	59,860

Textile - Products 1.14%
Cia. Hering	3,500	150,444

Therapeutics 0.54%
China Shineway Pharmaceutical Group Ltd.	20,000	70,626

Transportation - Marine 0.73%
China Shipping Development Co., Ltd., H shares	70,000	96,350

Web Portals/Internet Service Providers 1.18%
NHN Corp.	900	154,703	*

Total Common Stocks		12,290,595
(cost $10,378,167)

EXCHANGE-TRADED FUNDS (ETF) 2.35%

Global X/InterBolsa FTSE Colombia 20 ETF	800	35,160
iShares MSCI All Peru Capped Index Fund	900	38,205
iShares MSCI Chile Investable Market Index Fund	500	37,010
iShares MSCI Singapore Index Fund	2,400	31,728
iShares MSCI Thailand Index Fund	600	37,236
iShares MSCI Turkey Index Fund	500	35,015
Market Vectors Indonesia Index ETF	350	30,314
Market Vectors Vietnam ETF	1,300	31,785
PowerShares India Portfolio	1,300	32,838

Total Exchange-Traded Funds		309,291
(cost $269,892)

WARRANTS 0.00%

Metal - Diversified 0.00%
Orsu Metals Corp., Warrants (March 2011)	25,813	125	*
Orsu Metals Corp., 144A, Warrants (April 2012)	100,000	0	*@

Total Warrants		125
(cost $0)

Total Investments 95.81%		12,600,011
(cost $10,648,059)
Other assets and liabilities, net 4.19%		551,496

NET ASSETS 100%		$ 13,151,507

See notes to portfolios of investments.

CHINA REGION FUND
Portfolio of Investments (unaudited)		September 30, 2010

COMMON STOCKS 92.86%	Shares	Value

Airlines 0.77%
Air China Ltd., H shares	300,000	$ 416,022	*

Automotive - Cars & Light Trucks 0.76%
Dongfeng Motor Group Co., Ltd., H shares	200,000	409,836

Automotive/Truck Parts & Equipment 0.71%
China Automotive Systems, Inc.	25,000	382,000	*

Building & Construction 1.45%
China State Construction International Holdings Ltd.	1,000,000	603,155
Jasa Marga PT	500,000	179,272
		782,427
Building Products - Cement/Aggregates 3.92%
Anhui Conch Cement Co., Ltd., H shares	200,000	911,177
PT Holcim Indonesia Tbk	2,000,000	543,417	*
Semen Gresik Persero Tbk PT	600,000	665,546
		2,120,140
Casino Hotels 2.80%
Genting Bhd	100,000	321,342
Genting Singapore plc	400,000	565,737	*
Wynn Macau Ltd.	360,000	623,569	*
		1,510,648
Cellular Telecommunications 1.71%
China Mobile Ltd.	90,000	922,131

Chemicals - Fiber 1.24%
Kolon Industries, Inc.	10,000	669,151	*

Chemicals - Specialty 1.74%
Huabao International Holdings Ltd.	600,000	941,850

Coal 1.15%
China Shenhua Energy Co., Ltd., H shares	150,000	620,554

Commercial Banks - Non US 3.73%
Bank Mandiri Tbk PT	500,000	403,361
Bank Negara Indonesia Persero Tbk PT	600,000	247,059
Bank of China Ltd., H shares	1,000,000	527,116
Industrial and Commercial Bank of China Ltd., H shares	690,000	513,996
TMB Bank Public Company Ltd.	4,000,000	324,378	*
		2,015,910
Commercial Services 1.29%
SIA Engineering Co., Ltd.	200,000	699,567

Computer Services 1.20%
VanceInfo Technologies, Inc., Sponsored ADR	20,000	646,800	*

Cosmetics & Toiletries 0.68%
LG Household & Health Care Ltd.	1,000	369,217

Disposable Medical Products 1.26%
Shandong Weigao Group Medical Polymer Co. Ltd., H shares	240,000	680,483

Diversified Banking Institutions 0.95%
HSBC Holdings plc	50,000	513,584

Diversified Minerals 0.24%
Erdene Resource Development Corp.	100,000	46,647	*
Woulfe Mining Corp.	834,800	85,184	*
		131,831
Diversified Operations 8.16%
China Resources Enterprise Ltd.	350,000	1,590,048
First Pacific Co., Ltd.	1,000,000	908,599
Hutchison Whampoa Ltd.	140,000	1,305,418
Siam Cement PCL	50,000	606,560
		4,410,625
E-Commerce/Services 0.88%
Ctrip.com International Ltd., Sponsored ADR	10,000	477,500

Electric Products 1.49%
Zhuzhou CSR Times Electric Co., Ltd., H shares	250,000	803,884

Electronic Components - Miscellaneous 0.10%
Hon Hai Precision Industry Co., Ltd.	14,400	54,231
Yageo Corp., Sponsored GDR	1	0	*@
		54,231
Electronic Components - Semiconductors 2.20%
Samsung Techwin Co., Ltd.	12,000	1,189,213

Feminine Health Care Products 2.24%
Hengan International Group Co., Ltd.	120,000	1,210,176

Food - Miscellaneous/Diversified 4.40%
China New Borun Corp., ADR	45,000	522,000	*
China Yurun Food Group Ltd.	350,000	1,303,614
PT Indofood Sukses Makmur Tbk	500,000	305,322
Zhongpin, Inc.	15,000	244,350	*
		2,375,286
Food - Retail 0.75%
Lianhua Supermarket Holdings Co., Ltd., H shares	100,000	407,903

Gas - Distribution 0.56%
Perusahaan Gas Negara PT	700,000	301,961

Gold Mining 3.94%
Euromax Resources Ltd.	473,235	89,680	*
Kingsgate Consolidated Ltd.	2,599	29,140
Newcrest Mining Ltd., Sponsored ADR	9,489	365,327
Olympus Pacific Minerals, Inc.	508,500	256,968	*
Zhaojin Mining Industry Co., Ltd., H shares	450,000	1,386,096
		2,127,211
Hotels & Motels 0.73%
Home Inns & Hotels Management, Inc., ADR	8,000	395,520	*

Human Resources 1.04%
51job, Inc., Sponsored ADR	15,000	562,050	*

Insurance Brokers 0.65%
CNinsure, Inc., Sponsored ADR	15,000	350,550

Internet Application Software 2.43%
Tencent Holdings Ltd.	60,000	1,310,702

Internet Content - Entertainment 1.54%
NCSoft Corp.	4,000	831,397

Internet Content - Info/News 3.42%
Baidu, Inc., Sponsored ADR	18,000	1,847,160	*

Internet Telephony 0.00%
Asia Broadband, Inc.	500,000	0	*@

Machinery - Pumps 0.21%
China Valves Technology, Inc.	15,000	116,400	*

Metal - Copper 2.67%
Freeport-McMoRan Copper & Gold, Inc.	5,000	426,950
Jiangxi Copper Co., Ltd., H shares	400,000	1,013,507
		1,440,457
Metal Processors & Fabricators 0.08%
China Wind Systems, Inc.	10,000	44,300	*

Non-Ferrous Metals 0.02%
Sterling Group Ventures, Inc.	500,000	10,000	*

Oil - Field Services 0.87%
China Oilfield Services Ltd., H shares	300,000	469,378

Oil Companies - Exploration & Production 2.28%
CNOOC Ltd., Sponsored ADR	3,000	582,900
Kunlun Energy Company Ltd.	500,000	648,263
		1,231,163
Oil Companies - Integrated 0.75%
PetroChina Co., Ltd., H shares, Sponsored ADR	3,500	407,470

Petrochemicals 0.00%
Danhua Chemical Technology Co., Ltd., B shares	2	3	*

Pipelines 0.80%
China Gas Holdings Ltd.	800,000	432,003

Power Converters/Power Supply Equipment 2.44%
Dongfang Electric Corp. Ltd., H shares	280,000	1,320,755

Precious Metals 0.16%
TVI Pacific, Inc.	1,000,000	87,464	*

Property/Casualty Insurance 1.26%
PICC Property & Casualty Co. Ltd., H shares	500,000	679,194	*

Publishing - Books 0.03%
Lingo Media Corp.	22,642	13,862	*

Real Estate Operating/Development 2.20%
Bumi Serpong Damai PT	2,500,000	268,908
China Overseas Land & Investment Ltd.	200,000	423,239
Fraser & Neave Ltd.	100,000	494,259
		1,186,406
Retail - Apparel/Shoe 8.52%
361 Degrees International Ltd.	400,000	402,103
Anta Sports Products Ltd.	500,000	1,165,069
Belle International Holdings Ltd.	1,000,000	2,010,517
IT Ltd.	1,500,000	1,028,456
		4,606,145
Retail - Automobile 1.76%
PT Astra International Tbk	150,000	952,941

Retail - Jewelry 0.00%
Lao Feng Xiang Co., Ltd., B shares	1	2

Retail - Restaurants 0.25%
Little Sheep Group Ltd.	200,000	135,581

Schools 1.35%
CIBT Education Group, Inc.	451,632	241,397	*
New Oriental Education & Technology Group, Inc.,
Sponsored ADR	5,000	487,900	*
		729,297
Silver Mining 0.81%
Silvercorp Metals, Inc.	53,500	439,854

Soap & Cleaning Preparations 0.70%
PT Unilever Indonesia Tbk	200,000	377,591

Telecommunication Services 1.53%
PT Telekomunikasi Indonesia Tbk, Sponsored ADR	20,000	825,800

Telephone - Integrated 1.18%
Philippine Long Distance Telephone Co., Sponsored ADR	5,000	299,300
True Corp. PCL	2,000,000	339,542	*
		638,842
Therapeutics 0.65%
China Shineway Pharmaceutical Group Ltd.	100,000	353,129

Web Portals/Internet Service Providers 2.21%
NHN Corp.	4,000	687,568	*
Sina Corp.	10,000	505,800	*
		1,193,368

Total Common Stocks		50,178,925
(cost $38,876,356)

REAL ESTATE INVESTMENT TRUSTS (REIT) 2.73%

Champion Real Estate Investment Trust	2,000,000	1,031,034
The Link Real Estate Investment Trust	150,000	444,633

Total Real Estate Investment Trusts (REIT)		1,475,667
(cost $1,318,309)

EXCHANGE-TRADED FUNDS (ETF) 1.18%

iShares MSCI Thailand Index Fund	2,000	124,120
SPDR Gold Trust	4,000	511,640	*

Total Exchange-Traded Funds		635,760
(cost $494,597)

Total Investments 96.77%		52,290,352
(cost $40,689,262)
Other assets and liabilities, net 3.23%		1,747,646

NET ASSETS 100%		$ 54,037,998

See notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited)	September 30, 2010

Legend
* Non-income producing security	GO General Obligation Bond
+ Affiliated company (see following)	RS Restricted Security (see following)
ADR American Depositary Receipt	ZCB Zero Coupon Bond
GDR Global Depositary Receipt	^ Security or portion of security segregated as
collateral for written options

@           Security was fair valued at September 30, 2010, by U.S. Global Investors, Inc. (Adviser) in accordance with valuation procedures approved by the Board of Trustees. Fair valued securities, which were primarily composed of restricted securities, as a percentage of net assets at September 30, 2010, were 1.24% of Holmes Growth, 3.22% of Global MegaTrends, 5.13% of Global Resources, 0.67% of World Precious Minerals, 0.59% of Gold and Precious Metals, 9.14% of Eastern European, and 1.93% of Global Emerging Markets. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.

General

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at September 30, 2010.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

U.S. Global Investors Funds, a Delaware statutory trust, consists of thirteen separate funds (Funds). For more comprehensive information on the Funds' organization and significant accounting policies, please refer to the most recent semi-annual or annual report.

Security Valuations

The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Short-term investments with effective maturities of sixty days or less at the date of purchase may be valued at amortized cost, which approximates market value. An independent pricing service values municipal securities, long-term U.S. Government obligations and corporate debt securities using a system based on such factors as credit rating, maturity, coupon and type of security to determine fair value.

Fair Valuation of Securities

Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. The following factors are generally considered in determining fair value: nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies, the extent of a Fund’s investment in the trading securities of the issuer; and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed.

For securities traded on international exchanges, if events which may materially affect the value of a Fund's securities occur after the close of the primary exchange and before a Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the Board of Trustees. The Funds may use a systematic fair value model provided by an independent third party to value international securities.

The funds are required to disclose information regarding the fair value measurements of a fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The three levels defined by the fair value hierarchy are as follows:

Level 1– quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

In January 2010, the Financial Accounting Standards Board released AS 2010-06, “Improving Disclosures about Fair Value Measurements.” This ASU adds new requirements for disclosures into and out of Levels 1 and 2 fair-value measurements and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques. Except for the detailed Level 3 reconciliation disclosures, the guidance in the ASU is effective for annual and interim reporting periods in fiscal years beginning after December 15, 2009, and has been incorporated for this filing. The new disclosures for Level 3 activity are effective for annual and interim reporting periods in fiscal years beginning after December 15, 2010.

The following table summarizes the valuation of each fund’s securities as of September 30, 2010, using the fair value hierarchy:

	Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total

U.S. Treasury Securities Cash Fund
Investments in securities** U.S. Government Obligations	$ -	$ 29,993,505	$ -	$ 29,993,505
Repurchase Agreements	75,574,207	-	-	75,574,207
Total	$ 75,574,207	$ 29,993,505	$ -	$ 105,567,712

U.S. Government Securities Savings Fund
Investments in securities**
U.S. Government and Agency Obligations	$ -	$ 215,531,744	$ -	$ 215,531,744
Total	$ -	$ 215,531,744	$ -	$ 215,531,744

Near-Term Tax Free Fund
Investments in securities**
Municipal Bonds	$ -	$ 25,544,718	$ -	$ 25,544,718
Repurchase Agreement	2,875,885	-	-	2,875,885
Total	$ 2,875,885	$ 25,544,718	$ -	$ 28,420,603
Tax Free Fund
Investments in securities**
Municipal Bonds	$ -	$ 21,023,981	$ -	$ 21,023,981
Total	$ -	$ 21,023,981	$ -	$ 21,023,981

All American Equity Fund
Investments in securities**
Common Stocks	$ 14,910,659	$ -	$ -	$ 14,910,659
Real Estate Investment Trust	145,925	-	-	145,925
Exchange-Traded Funds	462,755	-	-	462,755
Purchased Options	38,630	-	-	38,630
Master Limited Partnership	182,700	-	-	182,700
Total	$ 15,740,669	$ -	$ -	$ 15,740,669
Holmes Growth Fund
Investments in securities**
Common Stocks:
Financial Services	$ -	$ -	$ 80,175	$ 80,175
All Other Common Stocks	34,119,319	-	-	34,119,319
Warrants:
Medical – Hospitals	-	-	-	-
All Other Warrants	12,744	-	-	12,744
Master Limited Partnership	448,980	-	-	448,980
Convertible Debenture:
Metal & Mineral Mining	-	-	380,000	380,000
Repurchase Agreement	1,743,004	-	-	1,743,004
Total	$ 36,324,047	$ -	$ 460,175	$ 36,784,222

Other Financial Instruments***
Foreign Currency	$ (1,410)	$ -	$ -	$ (1,410)

Global MegaTrends Fund
Investments in securities**
Common Stocks	$ 18,688,580	$ -	$ -	$ 18,688,580
Warrants	4,859	-	-	4,859
Master Limited Partnership	928,000	-	-	938,000
Convertible Debentures:
Investment Companies	-	-	150,000	150,000
Metal & Mineral Mining	-	-	520,000	520,000
Total	$ 19,631,439	$ -	$ 670,000	$ 20,301,439

Global Resources Fund
Investments in securities**
Common Stocks:
Coal	$ 21,823,991	$ -	$ 2,400,000	$ 24,223,991
Energy – Alternate Sources	2,536,443	-	-	2,536,443
Gold Mining	110,296,540	-	-	110,296,540
Metal – Copper	33,681,477	-	-	33,681,477
Mining Services	1,321,395	-	265,801	1,587,196
Natural Resource Technology	-	-	7,500	7,500
Non–Ferrous Metals	3,185,736	-	2,062,500	5,248,236
Oil Companies – Exploration & Production	228,710,827	-	10,001,196	238,712,023
Oil Refining & Marketing	-	-	411,327	411,327
Platinum	3,655,238	-	20,013	3,675,251
All Other Common Stocks	159,959,360	-	-	159,959,360
Real Estate Investment Trust	4,288,420	-	-	4,288,420
Exchange-Traded Funds	16,833,280	-	-	16,833,280
Warrants:
Diversified Metals	-	-	-	-
Gold Mining	11,427,466	-	-	11,427,466
Medical – Hospitals	-	-	-	-
Metal – Diversified	36,006	-	-	36,006
Mining Services	-	-	-	-
Natural Resource Technology	-	-	-	-
Oil Companies – Exploration & Production	777,454	10,717,023	-	11,494,477
All Other Warrants	4,819,602	-	-	4,819,602
Purchased Options	501,395	-	-	501,395
Convertible Debentures:
Investment Companies	-	-	3,250,000	3,250,000
Metal & Mineral Mining	-	-	4,900,000	4,900,000
Repurchase Agreement	12,615,767	-	-	12,615,767
Total	$ 616,470,397	$ 10,717,023	$ 23,318,337	$ 650,505,757

Other Financial Instruments***
Written Options	$ 16,060	$ -	$ -	$ 16,060
Foreign Currency	(34,762)	-	-	(34,762)
Total	$ (18,702)	$ -	$ -	$ (18,702)

World Precious Minerals Fund
Investments in securities**
Common Stocks:
Diamond/Precious Stones	$ 7,799,012	$ -	$ -	$ 7,799,012
Gold Mining	424,449,875	2,679,643	-	427,129,518
Metal – Copper	5,210,979	-	-	5,210,979
Oil Companies – Exploration & Production	18,975,699	-	-	18,975,699
Platinum	10,126,435	-	180,118	10,306,553
All Other Common Stocks	124,056,057	-	-	124,056,057
Exchange-Traded Funds	21,258,301	-	-	21,258,301
Warrants:
Diversified Minerals	305,130	37,901	-	343,031
Gold Mining	37,817,754	608,989	-	38,426,743
Medical – Hospitals	-	-	-	-
Metal – Diversified	94,405	94,752	-	189,157
Precious Metals	-	-	-	-
Silver Mining	5,058,680	1,204,255	-	6,262,935
All Other Warrants	1,165,915	-	-	1,165,915
Special Warrants:
Gold/Mineral Exploration & Development	-	-	-	-
Purchase Options	3,114,002	-	-	3,114,002
Repurchase Agreement	38,117,125	-	-	38,117,125
Total	$ 697,549,369	$ 4,625,540	$ 180,118	$ 702,355,027

Other Financial Instruments***
Foreign Currency	$ (22,339)	$ -	$ -	$ (22,339)

Gold and Precious Metals Fund
Investments in securities**
Common Stocks:
Gold Mining	$ 160,844,961	$ 893,214	$ -	$ 161,738,175
All Other Common Stocks	40,746,107	-	-	40,746,107
Exchange-Traded Funds	12,293,684	-	-	12,293,684
Warrants:
Gold Mining	17,274,719	-	-	17,274,719
Medical – Hospitals	-	-	-	-
Silver Mining	6,945,196	648,445	-	7,593,641
All Other Warrants	890,787	-	-	890,787
Purchased Options	1,379,998	-	-	1,379,998
Notes:
Gold Mining	-	3,257,507	-	3,257,507
Repurchase Agreement	11,764,108	-	-	11,764,108
Total	$ 252,139,560	$ 4,799,166	$ -	$ 256,938,726
Other Financial Instruments***
Foreign Currency	$ (7,304)	$ -	$ -	$ (7,304)

Eastern European Fund
Investments in securities**
Common Stocks:
Commercial Banks – Non US	$ 83,161,569	$ 37,816,567	$ -	$ 120,978,136
Metal Processors & Fabricators	-	1,065,786	-	1,065,786
All Other Common Stocks	290,092,063	-	-	290,092,063
Preferred Stock	1,234,500	-	-	1,234,500
Warrants:
Metal – Diversified	-	-	-	-
All Other Warrants	1,797,862	-	-	1,797,862
Purchased Option	690,000	-	-	690,000
Repurchase Agreement	9,810,003	-	-	9,810,003
Total	$ 386,785,997	$ 38,882,353	$ -	$ 425,668,350

Global Emerging Markets Fund
Investments in securities**
Common Stocks:
Commercial Banks – Non US	$ 1,488,700	$ 253,291	$ -	$ 1,741,991
All Other Common Stocks	10,548,604	-	-	10,548,604
Exchange-Traded Funds	309,291	-	-	309,291
Warrants:
Metal – Diversified	-	-	-	-
All Other Warrants	125	-	-	125
Total	$ 12,346,720	$ 253,291	$ -	$ 12,600,011

China Region Fund
Investments in securities**
Common Stocks:
Electronic Components – Miscellaneous	$ -	$ -	$ -	$ -
Internet Telephony	-	-	-	-
All Other Common Stocks	50,178,925	-	-	50,178,925
Real Estate Investment Trusts	1,475,667	-	-	1,475,667
Exchange-Traded Funds	635,760	-	-	635,760
Total	$ 52,290,352	$ -	$ -	$ 52,290,352

* Significant transfers between Levels 1 and 2 included securities valued at $3,747,184, $225,510,767, $3,225,310 and $16,361,396 at September 30, 2010, in the Global MegaTrends, Eastern European, Global Emerging Markets and China Region Funds, respectively, included in Level 1 that had previously been included in Level 2 at December 31, 2009. These changes were primarily the result of certain foreign securities using a systematic fair value model at the prior period end but not at September 30, 2010.

** Refer to the portfolio of investments for a detailed list of the Fund’s investments.

*** Other financial instruments include currency contracts and written options. Currency contracts and written options are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2010, through September 30, 2010:

	Beginning Balance 12/31/09	Total realized gain (loss)	Change in unrealized appreciation (depreciation)	Net purchases (sales)	Transfers in and/or out of Level 3*	Ending Balance 09/30/10	Change in unrealized appreciation (depreciation) from Investments held as of 09/30/10
Holmes Growth Fund

Investments in Securities
Common Stocks:
Financial Services	$ 78,523	$ -	$ 1,652	$ -	$ -	$ 80,175	$ 1,652
Convertible Debenture:
Metal & Mineral Mining	-	-	-	380,000	-	380,000	-
Total Investments in Securities	$ 78,523	$ -	$ 1,652	$ 380,000	$ -	$ 460,175	$ 1,652
Global MegaTrends Fund

Investments in Securities
Convertible Debentures:
Investment Companies	$ -	$ -	$ -	$ 150,000	$ -	$ 150,000	$ -
Metal & Mineral Mining	-	-	-	520,000	-	520,000	-
Total Investments in Securities	$ -	$ -	$ -	$ 670,000	$ -	$ 670,000	$ -
Global Resources Fund

Investments in Securities
Common Stocks:
Coal	$ -	$ -	$ -	$ 2,400,000	$ -	$ 2,400,000	$ -
Energy – Alternate Source	-	-	-	-	-	-	-
Gold Mining	-	-	-	-	-	-	-
Metal - Copper	-	-	-	-	-	-	-
Mining Services	247,019	-	18,782	-	-	265,801	18,782
Natural Resource Technology	-	-	-	-	7,500	7,500	-
Non–Ferrous Metals	525,000	-	1,545,000	-	(7,500)	2,062,500	1,545,000
Oil Companies –
Exploration & Production	-	-	-	-	10,001,196	10,001,196	-
Oil Refining & Marketing	537,136	-	(125,809)	-	-	411,327	(125,809)
Platinum	20,966	-	(953)	-	-	20,013	(953)
Warrants:
Diversified Minerals	-	-	-	-	-	-	-
Mining Services	-	-	-	-	-	-	-
Oil Companies –
Exploration & Production	-	-	-	-	-	-	-
Units:
Diversified Minerals	809,023	-	(3,717)	(805,306)	-	-	-
Oil Companies –
Exploration & Production	10,001,196	-	-	-	(10,001,196)	-	-
Convertible Debentures:							-
Investment Companies	-	-	-	3,250,000	-	3,250,000	-
Metal & Mineral Mining	-	-	-	4,900,000	-	4,900,000	-
Total Investments in Securities	$12,140,340	$ -	$ 1,433,303	$ 9,744,694	$ -	$23,318,337	$ 1,437,020

World Precious Minerals Fund

Investments in Securities
Common Stock:
Diamond/Precious
Stones	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Gold Mining	-	-	757,229	2,888,544	(3,645,773)	-	-
Gold/Mineral
Exploration and
Development	3,124,059	(710,158)	461,215	(1,008,898)	(1,866,218)	-	-
Metal - Copper	-	-	-	-	-	-	-
Oil Companies –
Exploration & Production	-	-	-	-	-	-	-
Platinum	188,690	-	(8,572)	-	-	180,118	(8,572)
Warrants:
Gold Mining	-	-	-	-	-	-	-
Gold/Mineral
Exploration and
Development	241,427	346,809	(241,427)	(346,809)	-	-	-
Special Warrants:
Gold/Mineral
Exploration and
Development	-	-	-	-	-	-	-
Notes:
Gold Mining	1,027,682	(333,913)	445,070	(1,138,839)	-	-	-
Units:
Gold Mining	1,855,994	-	(16,805)	-	(1,839,189)	-	-
Total Investments in Securities	$ 6,437,852	$(697,262)	$1,396,710	$ 393.998	$(7,351,180)	$180,118	$ (8,572)

Gold and Precious Metals Fund

Investments in Securities
Common Stock:
Gold Mining	$ -	$ -	$ 188.515	$1,026,643	$(1,215,158)	$ -	$ -
Warrants:
Gold Mining	-	-	-	-	-	-	-
Notes:
Gold Mining	285,467	(92,754)	123,631	(316,344)	-	-	-
Total Investments in Securities	$ 285,467	$(92,754)	$312,146	$ 710,299	$(1,215,158)	$ -	$ -
* The Funds’ policy is to recognize transfers in and out as of the end of the reporting period.

Joint Tri-Party Repurchase Agreements

The Funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold, as collateral, underlying securities with a value exceeding the principal amount of the repurchase obligation. The Funds use joint tri-party repurchase agreement accounts with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

The terms of the joint tri-party repurchase agreements and the securities held as collateral at September 30, 2009, were:

Credit Suisse Securities USA LLC repurchase agreement, 09/30/10, 0.23%, due 10/01/10:
Total principal amount: $102,500,099; Total repurchase price: $102,500,754
Collateral:
$103,750,000 U.S. Treasury Note, 1.00%, 07/31/11
(total collateral market value, including accrued interest, of $104,553,819)

Morgan Stanley repurchase agreement, 09/30/10, 0.19%, due 10/01/10:
Total principal amount: $24,000,000; Total repurchase price: $24,000,127
Collateral:
$23,236,800 U.S. Treasury Note, 2.125%, 11/30/14
(total collateral market value, including accrued interest, of $24,480,091)

UBS Financial Securities, Inc. repurchase agreement, 09/30/10, 0.20%, due 10/01/10:
Total principal amount: $26,000,000; Total repurchase price: $26,000,144
Collateral:
$36,016,950 U.S. Treasury Note, zero coupon, 05/15/21
(total collateral market value, including accrued interest, of $26,520,000)

Affiliated Companies - Indicated in Portfolio of Investments as "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended September 30, 2010.

	Shares of Affiliated Companies
	December 31, 2009	Additions	Reductions	September 30, 2010
Holmes Growth Fund
MCO Capital, Inc.	1,000,000	-	-	1,000,000

At September 30, 2010, the value of investments in affiliated companies was $80,175, representing 0.22% of net assets, and the total cost was $78,441. There were no realized gains or losses on transactions, and there was no income earned for the period.

	Shares of Affiliated Companies
	December 31, 2009	Additions	Reductions	September 30, 2010
Global Resources Fund
Agriterra Ltd.	46,380,108	15,256	-	46,395,364
Natasa Mining Ltd.	1,099,160	-	(60,810)	1,038,350 (a)
NiMin Energy Corp.	2,631,580	-	(731,580)	1,900,000 (a)
Prima Colombia Hardwood, Inc.	-	15,516,665	(775,833)	14,740,832
Range Energy Resources, Inc. (formerly Range Metals, Inc.)	15,000,000	-	-	15,000,000

At September 30, 2010, the value of investments in affiliated companies was $6,892,756, representing 1.04% of net assets, and the total cost was $13,289,337. Net realized losses on transactions were $468,768 and there was no income earned for the period.

	Shares of Affiliated Companies
	December 31, 2009	Additions	Reductions	September 30, 2010
World Precious Minerals Fund
Agriterra Ltd.	28,207,200	534,744	-	28,741,944
Aldridge Minerals, Inc.	1,145,100	154,900	-	1,300,000 (a)
Candente Gold Corp.	4,875,000	505,000	(45,000)	5,335,000
Carnavale Resources Ltd.	3,500,000	-	-	3,500,000 (a)
Chesapeake Gold Corp.	2,042,219	7,781	(636,000)	1,414,000 (a)
Golden Predator Corp.	989,000	2,411,000	(80,000)	3,320,000
Gran Colombia Gold Corp.	-	37,400,000	(10,000)	37,390,000 (a)
Hainan Mining Corp. plc	2,018,700	-	(2,018,,700)	- (a)
Klondex Mines Ltd.	2,575,000	70,000	(11,000)	2,634,000
Medoro Resources Ltd.	10,687,557	13,199,989	(14,928,372)	8,959,174
Moss Lake Gold Mines Ltd.	3,182,000	-	-	3,182,000
Rochester Resources Ltd.	7,130,000	625,000	-	7,755,000
Romarco Minerals, Inc.	16,845,706	4,393,00	(1,693,000)	19,545,706 (a)
Rye Patch Gold Corp.	3,800,000	-	-	3,800,00 (a)

At September 30, 2010, the value of investments in affiliated companies was $30,369,741, representing 4.21% of net assets, and the total cost was $24,610,188. Net realized gains on transactions were $5,287,810, and there was no income earned for the period.

(a) At September 30, 2010, the company is no longer defined as an affiliate, although it was an affiliated company during the period.

Restricted Securities - Indicated in Portfolio of Investments as "RS"
The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

	Acquisition	Cost per
Holmes Growth Fund	Date	Share/Unit
Grupo Empresarial Ibiza S.A., Convertible Debenture	04/19/10	$100.00
MCO Capital, Inc.	12/04/09	$0.08

As of September 30, 2010, the total cost of restricted securities was $458,441 and the total value was $460,175, representing 1.24% of net assets.
	Acquisition	Cost per
Global MegaTrends Fund	Date	Share/Unit
Grupo Empresarial Ibiza S.A., Convertible Debenture	04/19/10	$100.00
Ronter, Inc., Convertible Debenture	08/06/10	$100.00

As of September 30, 2010, the total cost of restricted securities was $670,000 and the total value was $670,000, representing 3.22% of net assets.
	Acquisition	Cost per
Global Resources Fund	Date	Share/Unit
GoviEx Uranium, Inc.	10/04/07	$1.96
Grupo Empresarial Ibiza S.A., Convertible Debenture	04/19/10	$100.00
HRT Participacoes Em Petroleo	10/28/09	$1,412.00
HRT Participacoes Em Petroleo, Warrants (November 2013)	10/28/09	$0.00
I-Pulse, Inc. (formerly GoviEx IP Holdings, Inc.)	10/04/07	$1.88
I-Pulse, Inc., Warrants (December 2010)	10/04/07	$0.00
Ivanhoe Nickel and Platinum Ltd.	07/09/03	$5.00
Osmium Holdings S.A.	10/22/96-01/29/98	$987.07
Pacific Coal S.A., 144A	09/10/10	$1.00
Ronter, Inc., Convertible Debenture	08/06/10	$100.00
Value Creation, Inc.	08/11/06	$10.60

As of September 30, 2010, the total cost of restricted securities was $25,800,362 and the total value was $23,052,537, representing 3.48% of net assets.

	Acquisition	Cost per
World Precious Minerals Fund	Date	Share/Unit
Elissa Resources Ltd.	04/19/10	$0.00
Gran Colombia Gold Corp., 144A	04/20/10	$0.25
Ivanhoe Nickel and Platinum Ltd.	07/09/03	$5.00
Miocene Metals Ltd., Special Warrants (October 2011)	04/28/10	$0.00
Osmium Holdings S.A.	10/22/96-01/29/98	$1,280.75
Western Exploration & Development Ltd., 144A,
Special Warrants (December 2049)	08/14/97	$0.50

As of September 30, 2010, the total cost of restricted securities was $4,426,091 and the total value was $2,859,761, representing 0.40% of net assets.

	Acquisition	Cost per
Gold and Precious Metals Fund	Date	Share/Unit
Gran Colombia Gold Corp., 144A	04/20/10	$0.25

As of September 30, 2010, the total cost of restricted securities was $769,982, and the total value was $893,214, representing 0.34% of net assets.

Financial Derivative Instruments

Options Contracts

Equity Funds purchase or write (sell) options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.

Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.

The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).

Writing a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the underlying instrument. The premium received is recorded as liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying transaction to determine the realized gain or loss. Written options include a risk of loss in excess of the option premium. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a fund will be able to close out an option position when desired. An inability to close out its options positions may reduce a Fund’s anticipated profits or increase its losses.

As of September 30, 2010, portfolio securities valued at $2,390,920 were held in escrow by the custodian as cover for call options written for the Global Resources Fund.

Transactions in written call options during the period ended September 30, 2010, were as follows:

	All American Equity Fund		Holmes Growth Fund
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2009	16	$ 3,488	36	$ 7,848
Options written	207	85,505	1,175	370,533
Options closed	(40)	(41,199)	(823)	(295,815)
Options expired	(43)	(28,109)	(88)	(54,753)
Options exercised	(140)	(19,685)	(300)	(27,813)
Options outstanding at September 30, 2010	-	$ -	-	$ -

	Global MegaTrends Fund		Global Resources Fund
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2009	-	$ -	2,000	$ 727,981
Options written	200	32,851	11,630	2,220,852
Options closed	(50)	(18,945)	(11,400)	(2,456,872)
Options expired	-	-	(1,950)	(453,781)
Options exercised	(150)	(13,906)	-	-
Options outstanding at September 30, 2010	-	$ -	280	$ 38,180

	World Precious Minerals Fund		Gold and Precious Metals Fund
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2009	-	$ -	-	$ -
Options written	9,840	989,687	7,368	794,704
Options closed	(4,691)	(700,033)	(5,367)	(701,479)
Options expired	(4,699)	(256,566)	(1,651)	(67,490)
Options exercised	(450)	(33,088)	(350)	(25,735)
Options outstanding at September 30, 2010	-	$ -	-	$ -

	Eastern European Fund		Global Emerging Markets Fund
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2009	-	$ -	-	$ -
Options written	467	19,740	180	17,395
Options closed	(467)	(19,740)	(30)	(3,489)
Options expired	-	-	-	-
Options exercised	-	-	(150)	(13,906)
Options outstanding at September 30, 2010	-	$ -	-	$ -

China Region Fund
	Number of	Premiums
	Contracts	Received

Options outstanding at December 31, 2009	-	$ -
Options written	200	23,260
Options closed	(200)	(23,260)
Options expired	-	-
Options exercised	-	-
Options outstanding at September 30, 2010	-	$ -

Forward Foreign Currency Contracts

The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to defend the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Open forward foreign currency contracts at September 30, 2010, were:

	Foreign	In Exchange	Settlement		Unrealized	Unrealized
Fund Contract	Currency	for USD	Date	Value	Appreciation	(Depreciation)

Holmes Growth Fund
Sales:
Canadian Dollars	555,189	$ 537,968	10/18/10	$ 539,378	$ -	$ (1,410)

Global Resources Fund
Sales:
Canadian Dollars	918,635	$ 887,999	10/08/10	$ 892,670	$ -	$ (4,671)
Canadian Dollars	4,139,830	4,001,106	10/14/10	4,022,287	-	(21,181)
Canadian Dollars	8,541,373	8,290,901	10/18/10	8,298,106	-	(7,205)
Canadian Dollars	656,219	635,809	10/19/10	637,514	-	(1,705)
		$ 13,815,815		$ 13,850,577	$ -	$ (34,762)

World Precious Minerals Fund
Sales:
Canadian Dollars	612,297	$ 595,330	10/15/10	$ 594,899	$ 431	$ -
Canadian Dollars	7,859,797	7,617,147	10/18/10	7,635,942	-	(18,795)
Canadian Dollars	2,888,836	2,802,518	10/19/10	2,806,493	-	(3,975)
		$ 11,014,995		$ 11,037,334	$ 431	$(22,770)

Gold & Precious Metals Fund
Sales:
Canadian Dollars	408,198	$ 396,886	10/15/10	$ 396,599	$ 287	$ -
Canadian Dollars	2,250,191	2,181,162	10/18/10	2,186,103	-	(4,941)
Canadian Dollars	1,926,080	1,868,529	10/19/10	1,871,179	-	(2,650)
		$ 4,446,577		$ 4,453,881	$ 287	$ (7,591)

Market Values of Derivative Instruments

The following is a summary of the valuations of derivative instruments not accounted for as hedging instruments as of September 30, 2010:

	All American Equity Fund	Holmes Growth Fund	Global MegaTrends Fund	Global Resources Fund	World Precious Minerals Fund
Asset derivatives
Equity contracts	$ 38,630	$ -	$ -	$ 501,395	$3,114,002
Foreign exchange contracts	-	-	-	-	431
Total	$ 38,630	$ -	$ -	$ 501,395	$3,114,433

Liability derivatives
Equity contracts	$ -	$ -	$ -	$ 22,120	$ -
Foreign exchange contracts	-	1,410	-	34,762	22,770
Total	$ -	$ 1,410	$ -	$ 56,882	$ 22,770

	Gold and Precious Metals Fund	Eastern European Fund	Global Emerging Markets Fund	China Region Fund
Asset derivatives
Equity contracts	$ 1,379,998	$ 690,000	$ -	$ -
Foreign exchange contracts	287	-	-	-
Total	$ 1,380,285	$ 690,000	$ -	$ -

Liability derivatives
Equity contracts	$ -	$ -	$ -	$ -
Foreign exchange contracts	7,591	-	-	-
Total	$ 7,591	$ -	$ -	$ -

Tax Information

The following table presents the income tax basis of the securities owned at September 30, 2010, and the tax basis components of net unrealized appreciation or depreciation:

Fund	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. Treasury Securities Cash	$105,567,712	$ -	$ -	$ -
U.S. Government Securities Savings	215,531,744	-	-	-
Near-Term Tax Free	27,342,417	1,080,511	(2,325)	1,078,186
Tax Free	19,929,788	1,301,978	(207,785)	1,094,193
All American Equity	14,047,357	1,902,265	(208,953)	1,693,312
Holmes Growth	30,797,020	6,588,574	(601,372)	5,987,202
Global MegaTrends	17,893,712	3,156,588	(748,861)	2,407,727
Global Resources	607,539,164	129,269,084	(86,302,491)	42,966,593
World Precious Minerals	555,711,097	256,228,353	(109,584,423)	146,643,930
Gold and Precious Metals	191,008,091	79,503,722	(13,573,087)	65,930,635
Eastern European	319,246,375	115,167,553	(8,745,578)	106,421,975
Global Emerging Markets	10,648,059	2,435,276	(483,324)	1,951,952
China Region	40,689,262	12,244,814	(643,724)	11,601,090

Minimum Yield Agreement and Agreements to Limit Expenses

The Adviser has voluntarily agreed to waive fees and/or reimburse U.S. Treasury Securities Cash Fund and U.S. Government Securities Savings Fund to the extent necessary to maintain the respective fund’s yield at a certain level as determined by the Adviser (Minimum Yield). The Adviser may recapture any fees waived and/or expenses reimbursed within three years after the end of the fiscal year of such waiver and/or reimbursement to the extent that such recapture would not cause the fund’s yield to fall below the Minimum Yield. For the nine months ended September 30, 2010, fees waived and/or expenses reimbursed as a result of this agreement were $670,998 and $510,904 for the U.S. Treasury Securities Cash Fund and the U.S. Government Securities Savings Fund, respectively. These amounts are recoverable by the Adviser through December 31, 2013. In addition, $170,642 is recoverable by the Adviser from the U.S. Treasury Securities Cash Fund through December 31, 2011, and $789,420 and $258,561 is recoverable by the Adviser from the U.S. Treasury Securities Cash Fund and the U.S. Government Securities Savings Fund, respectively, through December 31, 2012, for fees waived and/or expenses reimbursed in previous fiscal years.

In addition, as described in the June 30, 2010 semi-annual report, the Adviser has voluntarily agreed to reimburse specific funds so that their total operating expenses will not exceed certain annual percentages of average net assets. Effective March 1, 2010, Global MegaTrends Fund, Global Resources Fund and World Precious Metals Fund began offering institutional class shares, and the Adviser has voluntarily agreed to waive all institutional class specific expenses. These expense limitations are exclusive of any performance fee adjustments and will continue on a voluntary basis at the Adviser’s discretion.

Item 2. Controls and Procedures

1.
The registrant’s president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There was no change in the registrant's internal control over financial reporting that occurred in the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. Global Investors Funds

By:          /s/Frank E. Holmes
    Frank E. Holmes
President, Chief Executive Officer

Date:           November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/Frank E. Holmes
                Frank E. Holmes
President, Chief Executive Officer

Date:      November 29, 2010

By:          /s/Catherine A. Rademacher
        Catherine A. Rademacher
Treasurer

Date:       November 29, 2010